UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295

Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: October 31, 2017

Item 1. Report to Stockholders.

The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Segall Bryant & Hamill Emerging Markets Fund

(Class A: SBHEX)

(Class I: SBEMX)

Segall Bryant & Hamill International Small Cap Fund

(Class A: SBHSX)

(Class I: SBSIX)

ANNUAL REPORT

October 31, 2017

Segall Bryant & Hamill Funds

Each a series of Investment Managers Series Trust

Table of Contents

Segall Bryant & Hamill Emerging Markets Fund
Shareholder Letter	1
Fund Performance	4
Schedule of Investments	6
Statement of Assets and Liabilities	19
Statement of Operations	20
Statements of Changes in Net Assets	21
Financial Highlights	22
Segall Bryant & Hamill International Small Cap Fund
Shareholder Letter	24
Fund Performance	27
Schedule of Investments	29
Statement of Assets and Liabilities	43
Statement of Operations	44
Statements of Changes in Net Assets	45
Financial Highlights	46
Notes to Financial Statements	48
Report of Independent Registered Public Accounting Firm	61
Supplemental Information	62
Expense Examples	69

This report and the financial statements contained herein are provided for the general information of the shareholders of the Segall Bryant & Hamill Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.sbhfunds.com

IMST Annual Letter – SBEMX & SBHEX

As of October 31, 2017

Segall Bryant & Hamill Emerging Markets Fund (SBEMX & SBHEX):

For the last 12 months ending October 31, 2017, emerging markets gained 26.5%, as measured by the MSCI Emerging Markets Index. For the period, Asia was the standout region (+32.3), benefitting from dovish signs out of the U.S. Federal Rserve (Fed) and robust global demand. China (+41.1%) was the best-performing single market within Asia on signs that growth was gaining momentum, leading to an uptick in investor sentiment towards the Chinese economy. South Korea (+40.4%) followed closely behind despite rising tensions with North Korea. In addition, Poland (+51.1%), Hungary (+40.8%), Peru (+38.9%) and Chile (+32.0%) contributed solid performance to the index. Egypt (-25.1%) and Qatar (-17.1%) were the largest detractors for the period, with Egypt’s government looking to enact reforms to reduce the country’s bloated public sector and improve the business environment and Qatar still dealing with restrictions put in place by the Saudi-led coalition. All sectors returned positive performance for the period, led by IT (+52.0%); conversely, the weakest sector was Consumer Staples (+6.2%).

The Emerging Markets Class I portfolio returned 27.7% for the last 12 months, outperforming the index by 1.2%. The Emerging Markets Class A portfolio returned 27.3% over the last 12 months, outperforming the index by 0.8%

The market’s strong preference for growth over value stocks continued this year, with growth besting value by 11.6%, as measured by the MSCI Emerging Markets Growth and Value Indices. Growth has now outperformed value over the past five years by more than 5% per year.

Our stock selection outperformance was broad-based, with the portfolio stocks beating the benchmark in most countries. Stock selection in India, Brazil and Indonesia were the largest individual contributors to outperformance. Our balanced approach, using valuation coupled with measures of company strength, enabled the portfolio to perform well despite the growth headwind. In our view, this past growth

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted and may be obtained by calling (866) 490-4999.

SEGALL BRYANT & HAMILL

540 West Madison Street, Suite 1900

Chicago, IL 60661

leadership has created a strong valuation opportunity in that valuation spreads, a measure of how wide the valuation gap is between cheap and expensive companies, have continued to widen and appear to be at attractive levels. This positioning is supportive for our valuation-based approach and has us optimistic about our prospects going forward.

Scott Decatur, Ph.D.

Principal, Senior Portfolio Manager

Nicholas Fedako, CFA

Associate Portfolio Manager

The views in this letter were as of October 31st and may not necessarily reflect the same views on the date this letter is first published or any time thereafter. These views are intended to help shareholders in understanding the fund’s investment methodology and do not constitute investment advice.

Market Risk: The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity Risk: The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests. Foreign Investment Risk: The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the values of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Emerging Market Risk: Many of the risks with respect to foreign investments are more pronounced for investments in issuers in or tied economically to developing or emerging market countries.

SEGALL BRYANT & HAMILL

540 West Madison Street, Suite 1900

Chicago, IL 60661

Emerging market countries tend to have more government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed economic, political and legal systems than those of more developed countries. In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems. Management and Strategy Risk: The value of your investment depends on the judgment of the Fund’s advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect. Investment strategies employed by the Fund’s advisor in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments

SEGALL BRYANT & HAMILL

540 West Madison Street, Suite 1900

Chicago, IL 60661

Segall Bryant & Hamill Emerging Markets Fund

FUND PERFORMANCE at October 31, 2017 (Unaudited)

This graph compares a hypothetical $1,000,000 investment in the Fund’s Class I shares, made at its inception, with a similar investment in the MSCI Emerging Markets Index. The performance graph above is shown for the Fund’s Class I shares, Class A shares performance may vary. Results include the reinvestment of all dividends and capital gains.

The MSCI Emerging Markets Index captures large and mid cap representation across 23 Emerging Markets (EM) countries. With 834 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. The index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Average Annual Total Return as of October 31, 2017	1 Year	5 Years	Since Inception	Inception Date
Before deducting maximum sales charge
Class A1,3	27.27%	5.00%	2.14%	06/30/14
Class I²	27.68%	5.19%	2.34%	06/30/11
After deducting maximum sales charge
Class A1,3	20.01%	3.77%	1.19%	06/30/14
MSCI Emerging Markets Index	26.45%	4.83%	2.08%	06/30/11
1	The maximum sales charge for Class A shares were 5.75%. No sales charge applies on investments of $1 million or more, but a contingent deferred sales charge (“CDSC”) of 1% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.
[2]	Class I shares do not have an initial or contingent deferred sales charge.
[3]	Class I started on June 30, 2011. Class A started on June 30, 2014. The performance figures for Class A include the performance for Class I for the periods prior to the start date of Class A, adjusted for the difference in Class A and Class I expenses. Class A imposes higher expenses than Class I.

Segall Bryant & Hamill Emerging Markets Fund

FUND PERFORMANCE at October 31, 2017 (Unaudited) - Continued

The Fund acquired the assets and liabilities of the Philadelphia International Emerging Markets Fund (The “Predecessor Fund”), a series of Glenmede Fund Inc. on October 29, 2015. As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund. Performance results shown in the graph and the performance table above for the periods prior to October 29, 2015, reflect the performance of the Predecessor Fund.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted and may be obtained by calling (866) 490-4999.

Gross and net expense ratios for the Class A shares were 5.58% and 1.48%, respectively, and for Class I shares were 5.33% and 1.23% respectively, which were the amounts stated in the current prospectus dated March 1, 2017. The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses do not exceed 1.48% and 1.23% of the average daily net assets of the Fund’s Class A and Class I shares, respectively. This agreement is in effect until February 28, 2018, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would have been lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Shares redeemed within 90 days of purchase will be charged 2.00% redemption fee.

Segall Bryant & Hamill Emerging Markets Fund

SCHEDULE OF INVESTMENTS

As of October 31, 2017

Number of Shares		Value

	Common Stocks – 96.6%
	Brazil – 4.5%
8,600	Banco Bradesco S.A.	$86,176
24,200	Banestes S.A. Banco do Estado do Espirito Santo	27,593
3,600	Cia de Saneamento de Minas Gerais-COPASA	43,359
9,100	Cosan S.A. Industria e Comercio	104,038
4,400	Fibria Celulose S.A. - ADR	70,136
14,100	Itau Unibanco Holding S.A. - ADR	180,621
16,317	Itausa - Investimentos Itau S.A.	50,278
49,400	JBS S.A.	113,862
1,200	Ocean Wilsons Holdings Ltd.	18,648
3,500	Petroleo Brasileiro S.A. - ADR *	35,875
39,300	QGEP Participacoes S.A.	101,515
12,900	Qualicorp S.A.	138,019
25,600	SLC Agricola S.A.	172,164
2,700	TIM Participacoes S.A. - ADR	49,788
13,400	Tupy S.A.	71,397
18,000	Vale S.A. - ADR	176,220
16,800	Via Varejo S.A.	39,030
25,200	Wiz Solucoes e Corretagem de Seguros S.A.	125,719
		1,604,438
	Chile – 1.5%
4,914	AntarChile S.A.	84,915
2,400	Banco Santander Chile - ADR	75,072
548,085	Enel Chile S.A.	63,890
2,100	Enel Generacion Chile S.A. - ADR	54,390
80,000	Grupo Security S.A.	36,223
2,412	Inversiones La Construccion S.A.	40,937
34,306	Salfacorp S.A.	59,077
363,383	Sociedad Matriz SAAM S.A.	37,980
103,232	Socovesa S.A.	65,433
		517,917
	China – 28.5%
144,000	361 Degrees International Ltd.	54,821
880,000	Agricultural Bank of China Ltd. - Class H	413,977
54,000	Air China Ltd. - Class H	51,429
5,800	Alibaba Group Holding Ltd. - ADR *	1,072,362
13,500	Anhui Conch Cement Co., Ltd. - Class H	57,711
1,000	Autohome, Inc. - ADR *	57,510
500	Baidu, Inc. - ADR *	121,970
718,000	Bank of China Ltd. - Class H	358,015
43,500	Bank of Chongqing Co., Ltd. - Class H	35,296
82,000	Bank of Communications Co., Ltd. - Class H	61,804
40,500	BYD Electronic International Co., Ltd.	109,538
130,000	China Aoyuan Property Group Ltd.	78,819

Segall Bryant & Hamill Emerging Markets Fund

SCHEDULE OF INVESTMENTS – Continued

As of October 31, 2017

Number of Shares		Value

	COMMON STOCKS (Continued)
	China (Continued)
180,000	China Communications Services Corp. Ltd. - Class H	$109,134
677,000	China Construction Bank Corp. - Class H	603,984
412,000	China Dongxiang Group Co., Ltd.	76,576
86,000	China Eastern Airlines Corp. Ltd. - Class H	43,654
73,000	China Everbright Bank Co., Ltd. - Class H	34,435
94,500	China Harmony New Energy Auto Holding Ltd. *	55,721
15,000	China Hongqiao Group Ltd. *	17,997
116,000	China Huarong Asset Management Co., Ltd. - Class H [1]	54,570
58,000	China Lesso Group Holdings Ltd.	38,734
78,000	China Lilang Ltd.	60,689
68,000	China Lumena New Materials Corp. *2	-
6,000	China Metal Recycling Holdings Ltd. *2	-
64,500	China Minsheng Banking Corp. Ltd. - Class H	62,421
12,500	China Mobile Ltd.	125,538
122,000	China Petroleum & Chemical Corp. - Class H	89,607
88,000	China Resources Cement Holdings Ltd.	59,446
65,500	China Shenhua Energy Co., Ltd. - Class H	156,500
74,000	China Southern Airlines Co., Ltd. - Class H	54,636
229,000	China Suntien Green Energy Corp. Ltd. - Class H	64,872
530,000	China Telecom Corp. Ltd. - Class H	265,632
12,600	China Vanke Co., Ltd. - Class H	44,819
63,500	China Yongda Automobiles Services Holdings Ltd.	78,221
2,400	China Yuchai International Ltd.	53,520
329,000	Chongqing Rural Commercial Bank Co., Ltd. - Class H	223,511
96,000	CIFI Holdings Group Co., Ltd.	53,529
59,000	CNOOC Ltd.	80,316
129,000	Consun Pharmaceutical Group Ltd.	118,725
144,000	Datang International Power Generation Co., Ltd. - Class H *	48,545
18,000	Guangzhou Automobile Group Co., Ltd. - Class H	44,761
26,000	Guangzhou R&F Properties Co., Ltd. - Class H	55,390
185,000	Harbin Bank Co., Ltd. - Class H *1	55,727
70,000	Hisense Kelon Electrical Holdings Co., Ltd. - Class H	87,753
578,000	Industrial & Commercial Bank of China Ltd. - Class H	458,613
126,000	Ju Teng International Holdings Ltd.	44,900
37,000	Kingboard Chemical Holdings Ltd.	219,352
107,000	Kingboard Laminates Holdings Ltd.	179,673
55,000	Kingsoft Corp. Ltd.	138,885
1,300	Momo, Inc. - ADR *	39,611
30,000	Nine Dragons Paper Holdings Ltd.	55,067
4,500	Ping An Insurance Group Co. of China Ltd. - Class H	39,512
238,000	Shanghai Prime Machinery Co., Ltd. - Class H	48,812
37,000	Shimao Property Holdings Ltd.	77,496
361,000	Sihuan Pharmaceutical Holdings Group Ltd.	130,492
129,500	Sino-Ocean Group Holding Ltd.	84,492

Segall Bryant & Hamill Emerging Markets Fund

SCHEDULE OF INVESTMENTS – Continued

As of October 31, 2017

Number of Shares		Value

	COMMON STOCKS (Continued)
	China (Continued)
66,000	Sinopec Shanghai Petrochemical Co., Ltd. - Class H	$39,339
36,500	Sinotruk Hong Kong Ltd.	48,471
377,000	Springland International Holdings Ltd.	69,104
197,000	Sun Art Retail Group Ltd.	198,985
238,000	Sun King Power Electronics Group	54,913
32,200	Tencent Holdings Ltd.	1,443,787
50,000	Texhong Textile Group Ltd.	68,962
232,000	Tianjin Development Holdings Ltd.	118,953
70,000	Tianneng Power International Ltd.	67,475
600	Weibo Corp. - ADR *	55,590
66,000	Weichai Power Co., Ltd. - Class H	82,062
66,500	Weiqiao Textile Co. - Class H	34,693
137,000	Xingda International Holdings Ltd.	52,332
370,000	Xinyi Solar Holdings Ltd.	128,054
76,000	Yanzhou Coal Mining Co., Ltd. - Class H	75,792
94,000	Yuzhou Properties Co., Ltd.	46,389
4,300	YY, Inc. - ADR *	388,677
86,500	Zhongsheng Group Holdings Ltd.	177,626
		10,060,324
	Colombia – 0.6%
10,601	Bancolombia S.A.	98,272
37,071	Celsia S.A. ESP	54,716
4,500	Ecopetrol S.A. - ADR	49,905
		202,893
	Egypt – 0.4%
8,826	ElSewedy Electric Co.	56,999
38,425	Faisal Islamic Bank of Egypt	38,541
34,772	Oriental Weavers	35,882
		131,422
	Greece – 0.3%
2,693	Bank of Greece	43,853
2,307	Motor Oil Hellas Corinth Refineries S.A.	55,223
		99,076
	Hong Kong – 1.0%
53,000	Haier Electronics Group Co., Ltd.*	139,609
573,000	Hi Sun Technology China Ltd. *	131,473
57,000	Tian An China Investment Co., Ltd. *	42,523
88,000	Tomson Group Ltd.	40,721
		354,326
	Hungary – 0.1%
3,664	MOL Hungarian Oil & Gas PLC	43,876

Segall Bryant & Hamill Emerging Markets Fund

SCHEDULE OF INVESTMENTS – Continued

As of October 31, 2017

Number of Shares		Value

	COMMON STOCKS (Continued)
	India – 9.0%
3,142	Aurobindo Pharma Ltd.	$36,867
10,427	Balmer Lawrie & Co., Ltd.	37,992
67,077	Balrampur Chini Mills Ltd.	177,553
11,619	Bharat Petroleum Corp. Ltd.	97,155
5,111	Bharti Infratel Ltd.	34,889
9,376	DB Corp. Ltd.	52,401
8,313	DCM Shriram Ltd.	67,227
8,747	Dewan Housing Finance Corp. Ltd.	86,800
15,635	FDC Ltd.	46,117
1,028	GAIL India Ltd. - GDR	45,283
2,912	Goodyear India Ltd.	36,841
27,583	Granules India Ltd.	59,406
22,239	HCL Technologies Ltd.	293,836
14,858	Hindalco Industries Ltd.	61,339
11,468	Hindustan Petroleum Corp. Ltd.	79,170
5,416	Indiabulls Housing Finance Ltd.	104,024
6,326	Indiabulls Housing Finance Ltd. - GDR	121,502
6,727	Indian Oil Corp. Ltd.	43,153
2,600	Infosys Ltd. - ADR	38,610
14,678	IRB Infrastructure Developers Ltd.	54,965
13,434	Jagran Prakashan Ltd.	36,846
20,947	Jindal Saw Ltd.	40,360
12,647	JSW Steel Ltd.	50,464
5,752	Kaveri Seed Co., Ltd.	51,036
24,638	Mangalore Refinery & Petrochemicals Ltd.	54,148
10,386	Muthoot Finance Ltd.	79,100
22,343	Navneet Education Ltd.	57,417
6,426	NIIT Technologies Ltd.	67,161
13,199	NTPC Ltd.	36,935
16,631	Oil & Natural Gas Corp. Ltd.	49,068
12,614	Petronet LNG Ltd.	50,605
46,713	Power Finance Corp. Ltd.	100,427
95,973	Punjab & Sind Bank *	74,753
21,189	Redington India Ltd.	51,589
41,066	Rural Electrification Corp. Ltd.	109,811
37,066	Tata Power Co., Ltd.	48,585
7,389	Tata Steel Ltd. - GDR	78,693
6,745	Tech Mahindra Ltd.	50,199
37,994	Trident Ltd.	60,301
2,773	Vardhman Textiles Ltd.	55,215
16,894	Vedanta Ltd.	86,555
8,500	Vedanta Ltd. - ADR	175,100
69,349	Vijaya Bank	70,611

Segall Bryant & Hamill Emerging Markets Fund

SCHEDULE OF INVESTMENTS – Continued

As of October 31, 2017

Number of Shares		Value

	COMMON STOCKS (Continued)
	India (Continued)
1,148	VST Industries Ltd.	$55,818
		3,165,927
	Indonesia – 2.2%
372,500	Adaro Energy Tbk P.T.	50,124
92,000	Adira Dinamika Multi Finance Tbk P.T.	47,993
1,719,100	Bank Bukopin Tbk	70,348
913,800	Bank Pembangunan Daerah Jawa Timur Tbk P.T.	46,827
267,800	Bank Tabungan Negara Persero Tbk P.T.	54,498
347,300	Indah Kiat Pulp & Paper Corp. Tbk P.T.	135,079
119,800	Link Net Tbk P.T.	44,078
474,300	Mitra Pinasthika Mustika Tbk P.T.	37,944
489,300	Perusahaan Perkebunan London Sumatra Indonesia Tbk P.T.	54,477
4,300	Telekomunikasi Indonesia Persero Tbk P.T. - ADR	129,172
664,200	Tunas Baru Lampung Tbk P.T.	68,318
21,900	United Tractors Tbk P.T.	55,991
		794,849
	Malaysia – 2.5%
59,800	AFFIN Holdings Bhd	36,161
44,700	AirAsia Bhd	35,266
45,800	AMMB Holdings Bhd	46,303
118,400	CIMB Group Holdings Bhd	171,720
55,600	Econpile Holdings Bhd	40,845
31,000	Genting Bhd	66,269
36,400	Hap Seng Plantations Holdings Bhd	22,957
117,100	Malayan Flour Mills Bhd	53,661
99,375	Matrix Concepts Holdings Bhd	52,815
22,300	Oriental Holdings BHD	34,502
99,600	OSK Holdings Bhd	37,172
34,300	Padini Holdings Bhd	38,241
27,400	Petronas Chemicals Group Bhd	47,700
33,100	Tenaga Nasional Bhd	117,279
40,000	Unisem M Bhd	37,794
60,600	UOA Development Bhd	36,502
		875,187
	Mexico – 2.9%
15,400	America Movil S.A.B. de C.V. - ADR	263,648
700	Coca-Cola Femsa S.A.B. de C.V. - ADR	47,908
83,700	Grupo Famsa S.A.B. de C.V. - Class A *	45,622
14,900	Grupo Financiero Banorte S.A.B. de C.V. - Class O	88,428
6,400	Grupo Financiero Interacciones S.A. de C.V. - Class O	29,350
5,500	Grupo Financiero Santander Mexico S.A.B. de C.V. - Class B - ADR	46,310

Segall Bryant & Hamill Emerging Markets Fund

SCHEDULE OF INVESTMENTS – Continued

As of October 31, 2017

Number of Shares		Value

	COMMON STOCKS (Continued)
	Mexico (Continued)
23,000	Grupo Lala S.A.B. de C.V.	$35,522
21,000	Grupo Mexico S.A.B. de C.V.	68,285
43,890	Grupo Sanborns S.A.B. de C.V.	48,968
35,100	Industrias Bachoco S.A.B. de C.V.	172,371
1,855	Industrias Penoles S.A.B. de C.V.	43,124
36,200	OHL Mexico S.A.B. de C.V.	64,047
25,460	Rassini S.A.B. de C.V. - Class A	47,675
10,300	Vitro S.A.B. de C.V.	38,424
		1,039,682
	Peru – 0.3%
200	Credicorp Ltd.	41,888
61,923	Ferreycorp S.A.A.	48,388
		90,276
	Philippines – 1.2%
521,000	Belle Corp.	38,358
25,220	Cebu Air, Inc.	53,249
187,400	DMCI Holdings, Inc.	55,685
118,100	East West Banking Corp.	74,120
25,910	San Miguel Corp.	51,694
6,150	San Miguel Pure Foods Co., Inc.	36,691
48,480	Semirara Mining & Power Corp.	39,911
43,640	Union Bank of the Philippines	73,628
		423,336
	Poland – 1.3%
1,407	Dom Development S.A.	32,466
2,084	Grupa Lotos S.A.	37,804
2,038	Jastrzebska Spolka Weglowa S.A. *	54,813
2,767	Polski Koncern Naftowy ORLEN S.A.	97,833
24,043	Polskie Gornictwo Naftowe i Gazownictwo S.A.	44,189
7,601	Powszechny Zaklad Ubezpieczen S.A.	98,103
51,549	Tauron Polska Energia S.A. *	49,850
2,870	Warsaw Stock Exchange	36,269
		451,327
	Qatar – 0.8%
5,423	Barwa Real Estate Co.	44,694
3,592	Ooredoo QSC	84,737
3,145	Qatar Industrial Manufacturing Co. QSC	35,032
3,254	Qatar Islamic Bank SAQ	86,683
7,971	Salam International Investment Ltd. QSC	15,323
		266,469

Segall Bryant & Hamill Emerging Markets Fund

SCHEDULE OF INVESTMENTS – Continued

As of October 31, 2017

Number of Shares		Value

	COMMON STOCKS (Continued)
	Russia – 2.8%
19,600	Aeroflot PJSC	$60,328
2,978	Bashneft PAO *	111,981
1,764,000	ENEL RUSSIA PJSC	38,097
10,438	Etalon Group Ltd. - GDR	42,274
25,400	Gazprom Neft PJSC	106,412
5,732,000	OGK-2 PJSC	53,850
32,000	Protek PJSC	60,903
76,490	Sberbank of Russia PJSC	253,484
10,980	Sistema PJSC FC - GDR	51,606
249,700	Surgutneftegas OJSC	124,573
158,000,000	TGC-1 PJSC	37,825
213	VSMPO-AVISMA Corp. PJSC	60,207
		1,001,540
	South Africa – 6.2%
76,990	Arrowhead Properties Ltd.	43,290
13,382	Astral Foods Ltd.	183,578
7,009	Barclays Africa Group Ltd.	69,471
4,528	Barloworld Ltd.	42,696
8,594	DataTec Ltd.	36,476
5,299	Exxaro Resources Ltd.	53,879
11,795	Imperial Holdings Ltd.	169,040
8,337	Investec Ltd.	56,866
4,317	Kumba Iron Ore Ltd.	83,050
377,577	Merafe Resources Ltd.	47,535
37,294	Nampak Ltd. *	49,061
2,989	Naspers Ltd. - N Shares	728,287
4,688	Nedbank Group Ltd.	68,758
24,181	Netcare Ltd.	42,568
26,041	Raubex Group Ltd.	37,389
60,423	Rebosis Property Fund Ltd. - REIT	45,727
10,200	RMB Holdings Ltd.	45,089
8,600	Sappi Ltd.	57,602
14,974	Standard Bank Group Ltd.	173,688
41,028	Telkom S.A. SOC Ltd.	153,679
		2,187,729
	South Korea – 14.5%
505	Com2uSCorp	60,130
5,431	DGB Financial Group, Inc.	50,657
212	E-MART, Inc.	42,387
1,967	F&F Co., Ltd.	69,350
861	GS Holdings Corp.	50,875
3,025	Hana Financial Group, Inc.	129,467
1,580	Hanwha Chemical Corp.	42,943

Segall Bryant & Hamill Emerging Markets Fund

SCHEDULE OF INVESTMENTS – Continued

As of October 31, 2017

Number of Shares		Value

	COMMON STOCKS (Continued)
	South Korea (Continued)
2,195	Hanwha Corp.	$87,479
4,512	Hitejinro Holdings Co., Ltd.	43,696
17,620	Hyundai Hy Communications & Network Co., Ltd.	57,404
919	Hyundai Marine & Fire Insurance Co., Ltd.	37,200
825	Hyundai Steel Co.	42,342
2,176	Jahwa Electronics Co., Ltd.	41,370
1,350	Jeju Air Co., Ltd.	42,476
3,100	KB Financial Group, Inc. - ADR	162,781
18,222	Korea Real Estate Investment & Trust Co., Ltd.	53,998
2,400	KT Corp. - ADR	34,536
2,440	LF Corp.	56,190
1,542	LG Corp.	118,367
3,744	LG Display Co., Ltd.	97,915
1,495	LG Electronics, Inc.	121,431
5,159	LG Uplus Corp.	59,172
195	Lotte Chemical Corp.	64,313
932	LOTTE Himart Co., Ltd.	61,643
960	LS Corp.	67,693
2,299	Meritz Fire & Marine Insurance Co., Ltd.	52,737
3,394	Muhak Co., Ltd.	54,984
4,655	NH Investment & Securities Co., Ltd.	58,377
3,610	Orion Holdings Corp.	82,972
2,100	POSCO - ADR	153,258
1,903	PSK, Inc.	38,133
1,349	S&T Motiv Co., Ltd.	54,906
2,300	Samjin Pharmaceutical Co., Ltd.	67,952
691	Samsung Electronics Co., Ltd.	1,698,589
1,418	SFA Engineering Corp.	51,576
3,600	Shinhan Financial Group Co., Ltd. - ADR	162,972
382	Shinyoung Securities Co., Ltd.	20,253
254	SK Holdings Co., Ltd.	65,634
5,173	SK Hynix, Inc.	379,543
541	SK Innovation Co., Ltd.	98,991
2,600	SK Telecom Co., Ltd. - ADR	67,964
2,992	SL Corp.	61,290
10,700	Sungwoo Hitech Co., Ltd.	64,085
4,936	Sunjin Co., Ltd.	68,289
1,359	Value Added Technology Co., Ltd.	35,359
5,293	Woori Bank	77,480
		5,111,159
	Taiwan – 11.7%
218,000	AU Optronics Corp.	89,269
8,000	Catcher Technology Co., Ltd.	84,882

Segall Bryant & Hamill Emerging Markets Fund

SCHEDULE OF INVESTMENTS – Continued

As of October 31, 2017

Number of Shares		Value

	COMMON STOCKS (Continued)
	Taiwan (Continued)
124,000	Cathay Financial Holding Co., Ltd.	$204,751
126,000	China Bills Finance Corp.	63,293
112,000	China Development Financial Holding Corp.	34,314
37,080	China General Plastics Corp.	34,732
37,000	Coretronic Corp.	44,288
109,000	CTBC Financial Holding Co., Ltd.	69,752
60,000	Evergreen Marine Corp. Taiwan Ltd. *	35,909
31,000	Everlight Electronics Co., Ltd.	47,333
16,000	Far EasTone Telecommunications Co., Ltd.	37,560
43,000	Formosa Advanced Technologies Co., Ltd.	47,620
27,000	Formosa Chemicals & Fibre Corp.	82,004
24,280	Foxconn Technology Co., Ltd.	77,366
6,000	General Interface Solution Holding Ltd.	55,008
49,000	Grand Pacific Petrochemical	37,124
70,000	Hey Song Corp.	72,183
113,472	Hon Hai Precision Industry Co., Ltd.	421,388
182,000	Innolux Corp.	79,657
62,000	King's Town Bank Co., Ltd.	67,737
10,000	KMC Kuei Meng International, Inc.	43,767
70,500	Lien Hwa Industrial Corp.	74,802
56,214	Lite-On Technology Corp.	79,309
40,000	Nanya Technology Corp.	108,490
207,869	O-Bank Co., Ltd.	60,721
34,000	Pegatron Corp.	87,933
5,000	Phison Electronics Corp.	59,434
35,000	Powertech Technology, Inc.	109,435
132,000	Prince Housing & Development Corp.	48,582
22,000	Radiant Opto-Electronics Corp.	48,873
27,000	Run Long Construction Co., Ltd.	33,079
46,000	Sheng Yu Steel Co., Ltd.	51,095
32,000	Systex Corp.	62,813
120,006	Taichung Commercial Bank Co., Ltd.	38,438
11,000	Taiwan Mobile Co., Ltd.	39,208
23,800	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	1,007,454
77,000	Taiwan Styrene Monomer	52,083
11,000	TPK Holding Co., Ltd. *	36,290
15,000	Transcend Information, Inc.	42,574
20,000	United Integrated Services Co., Ltd.	35,810
104,000	Walsin Lihwa Corp.	53,104
74,131	Wistron Corp.	61,818
375,000	Yuanta Financial Holding Co., Ltd.	166,614
5,000	Yulon Nissan Motor Co., Ltd.	40,120
		4,128,016

Segall Bryant & Hamill Emerging Markets Fund

SCHEDULE OF INVESTMENTS – Continued

As of October 31, 2017

Number of Shares		Value

	COMMON STOCKS (Continued)
	Thailand – 2.4%
6,000	Advanced Info Service PCL	$35,129
45,300	Dhipaya Insurance PCL	67,841
270,300	GFPT PCL	150,528
18,600	Glow Energy PCL	50,391
42,100	Indorama Ventures PCL	58,296
253,900	IRPC PCL	49,297
16,400	Kiatnakin Bank PCL	37,396
252,700	PCS Machine Group Holding PCL	50,586
14,200	PTT Exploration & Production PCL	36,868
25,200	PTT Global Chemical PCL	60,686
7,900	PTT PCL	99,880
22,400	Saha-Union PCL	30,175
21,500	Thai Oil PCL	66,015
8,200	Thai Stanley Electric PCL	55,539
		848,627
	Turkey – 1.4%
17,411	Eczacibasi Yatirim Holding Ortakligi A.S.	52,504
51,649	Emlak Konut Gayrimenkul Yatirim Ortakligi A.S. - REIT *	35,943
21,710	Eregli Demir ve Celik Fabrikalari TAS	50,933
69,499	Is Yatirim Menkul Degerler A.S.	39,022
32,464	Soda Sanayii A.S.	44,928
14,005	Tekfen Holding A.S.	47,291
1,262	Tupras Turkiye Petrol Rafinerileri A.S.	45,409
5,400	Turkcell Iletisim Hizmetleri A.S. - ADR	50,706
8,222	Turkiye Halk Bankasi A.S.	23,971
46,718	Turkiye Is Bankasi - Class C	87,929
		478,636
	United Arab Emirates – 0.5%
61,505	Dubai Islamic Bank PJSC	102,489
39,550	Emaar Properties PJSC	89,272
		191,761
	Total Common Stocks (Cost $28,131,467)	34,068,793

	Preferred Stocks – 3.7%
	Brazil – 2.3%
12,200	Cia de Saneamento do Parana - Preference	40,464
1,600	Cia de Transmissao de Energia Eletrica Paulista - Preference	32,525
5,300	Cia Paranaense de Energia - Preference	40,488
10,400	Eletropaulo Metropolitana Eletricidade de Sao Paulo S.A. - Preference	46,861
129,965	Itausa - Investimentos Itau S.A. - Preference	416,358
11,300	Jereissati Participacoes S.A. - Preference	75,269

Segall Bryant & Hamill Emerging Markets Fund

SCHEDULE OF INVESTMENTS – Continued

As of October 31, 2017

Number of Shares		Value

	PREFERRED STOCKS (Continued)
	Brazil (Continued)
17,100	Vale S.A. - ADR	$156,123
		808,088
	Russia – 0.4%
278,200	Surgutneftegas OAO - Preference	137,958

	South Korea – 1.0%
200	LG Chem Ltd. - Preference	46,325
143	Samsung Electronics Co., Ltd. - Preference	285,911
		332,236
	Total Preferred Stocks (Cost $1,033,997)	1,278,282

	Rights – 0.0%
	China – 0.0%
24	Tencent Holdings Ltd.[2]	-
	South Korea – 0.0%
1,677	Sunjin Co., Ltd. *	4,491
	Taiwan – 0.0%
1,493	CTBC Financial Holdings[2]	-

	Total Rights (Cost $-)	4,491

	Warrant – 0.0%
	Thailand – 0.0%
12,400	Supalai PCL *	7,689

	Total Warrants (Cost $5,238)	7,689

	Total Investments – 100.3% (Cost $29,170,702)	35,359,255
	Liabilities in Excess of Other Assets – (0.3)%	(99,090)

	Total Net Assets – 100.0%	$35,260,165

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

PCL – Public Company Limited

PJSC – Public Joint Stock Company

PLC – Public Limited Company

REIT – Real Estate Investment Trust

Segall Bryant & Hamill Emerging Markets Fund

SCHEDULE OF INVESTMENTS – Continued

As of October 31, 2017

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $110,297 which represents 0.31% of Net Assets.
2	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.00% of Net Assets. The total value of these securities is $0.

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill Emerging Markets Fund

SUMMARY OF INVESTMENTS

As of October 31, 2017

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financials	25.2%
Technology	20.8%
Consumer Discretionary	12.1%
Communications	8.6%
Materials	8.0%
Energy	7.2%
Consumer Staples	6.0%
Industrials	4.6%
Utilities	2.6%
Health Care	1.5%
Total Common Stocks	96.6%
Preferred Stocks
Financials	1.4%
Technology	0.8%
Materials	0.6%
Utilities	0.5%
Energy	0.4%
Total Preferred Stocks	3.7%
Rights
Communications	0.0%
Consumer Staples	0.0%
Financials	0.0%
Total Rights	0.0%
Warrants
Financials	0.0%
Total Warrants	0.0%
Total Investments	100.3%
Liabilities in Excess of Other Assets	(0.3)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill Emerging Markets Fund

STATEMENT OF ASSETS AND LIABILITIES

As of October 31, 2017

Assets:
Investments, at value (cost $29,170,702)	$35,359,255
Foreign currency, at value (cost $243,349)	244,698
Receivables:
Investment securities sold	273,705
Dividends and interest	28,499
Due from Advisor	1,668
Prepaid expenses	275
Total assets	35,908,100

Liabilities:
Payables:
Investment securities purchased	255,124
Due to custodian	256,630
Distribution fees (Note 8)	651
Non - U.S. Taxes	43,152
Fund accounting fees	27,561
Auditing fees	17,878
Custody fees	15,211
Transfer agent fees and expenses	6,767
Fund administration fees	5,194
Trustees' fees and expenses	1,772
Chief Compliance Officer fees	1,360
Trustees' deferred compensation (Note 4)	146
Accrued other expenses	16,489
Total liabilities	647,935

Net Assets	$35,260,165

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$27,642,408
Accumulated net investment gain	392,820
Accumulated net realized gain on investments and foreign currency transactions	1,081,454
Net unrealized appreciation on:
Investments	6,142,082	*
Foreign currency translations	1,401
Net Assets	$35,260,165

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$3,115,747
Shares of beneficial interest issued and outstanding	328,156
Redemption Price	$9.49
Maximum sales charge (5.75% of offering price)**	0.58
Maximum public offering price to public	$10.07

Class I Shares:
Net assets applicable to shares outstanding	$32,144,418
Shares of beneficial interest issued and outstanding	3,370,050
Offering and redemption price per share	$9.54

*	Net of deferred non-U.S. taxes.
**	No sales charge applies on investments of $1,000,000 or more, but a Contingent Deferred Sales Charge ("CDSC") of 1% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill Emerging Markets Fund

STATEMENT OF OPERATIONS

For the Year Ended October 31, 2017

Investment Income:
Dividend (net of foreign withholding taxes of $105,829)	$804,286
Interest	20
Total investment income	804,306

Expenses:
Advisory fees	240,002
Fund accounting fees	156,787
Custody fees	118,037
Fund administration fees	61,846
Transfer agent fees and expenses	38,197
Registration fees	24,390
Auditing fees	17,600
Legal fees	17,001
Trustees' fees and expenses	8,001
Shareholder reporting fees	7,300
Chief Compliance Officer fees	5,424
Distribution fees (Note 8)	5,144
Miscellaneous	2,134
Insurance fees	1,201
Total expenses	703,064
Advisory fees waived	(240,002)
Other expenses absorbed	(129,917)
Net expenses	333,145
Net investment income	471,161

Realized and Unrealized Gain (Loss) from Investments and Foreign Currency:
Net realized gain (loss) on:
Investments	1,861,405 [1]
Foreign currency transactions	(61,803)
Net realized gain	1,799,602
Net change in unrealized appreciation/depreciation on:
Investments	4,385,983 [2]
Foreign currency translations	1,426
Net change in unrealized appreciation/depreciation	4,387,409
Net realized and unrealized gain on investments and foreign currency	6,187,011

Net Increase in Net Assets from Operations	$6,658,172

[1]	Net of non-U.S. taxes $46,471.
[2]	Net of non-U.S. taxes $46,094.

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill Emerging Markets Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended October 31, 2017	For the Year Ended October 31, 2016
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$471,161	$279,476
Net realized gain (loss) on investments and foreign currency transactions	1,799,602	(17,420)
Net change in unrealized appreciation/depreciation on investments and foreign
currency translations	4,387,409	1,854,835
Net increase from payments by affiliates (Note 4)	-	1,684
Net increase in net assets resulting from operations	6,658,172	2,118,575

Distributions to Shareholders:
From net investment income:
Class A	(17,094)	(1,853)
Class I	(365,702)	(40,925)
Total distributions to shareholders	(382,796)	(42,778)

Capital Transactions:
Net proceeds from shares sold:
Class A	1,818,190	803,300
Class I	8,212,581	15,381,570
Reinvestment of distributions:
Class A	17,094	1,853
Class I	156,205	18,801
Cost of shares redeemed:
Class A	(137,832)	(294)
Class I1	(211,797)	(140,584)
Net increase in net assets from capital transactions	9,854,441	16,064,646

Total increase in net assets	16,129,817	18,140,443

Net Assets:
Beginning of period	19,130,348	989,905
End of period	$35,260,165	$19,130,348

Accumulated net investment income	$392,820	$267,866

Capital Share Transactions:
Shares sold:
Class A	221,972	119,826
Class I	986,247	2,262,641
Shares reinvested:
Class A	2,401	282
Class I	21,877	2,862
Shares redeemed:
Class A	(17,434)	(45)
Class I	(25,756)	(19,653)
Net increase from capital share transactions	1,189,307	2,365,913

[1]	Net of redemption fees of $0 and $312, respectively.

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill Emerging Markets Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended October 31,
	2017	2016	2015	For the Period June 30, 2014* through October 31, 2014
Net asset value, beginning of period	$7.60	$6.91	$8.43	$9.40
Income from Investment Operations:
Net investment income[1]	0.13	0.14	0.12	0.08
Net realized and unrealized gain (loss) on investments	1.90	0.58	(1.50)	(0.50)
Total from investment operations	2.03	0.72	(1.38)	(0.42)

Less Distributions:
From net investment income	(0.14)	(0.03)	(0.14)	(0.13)
From net realized gain	-	-	-	(0.34)
Tax return of capital	-	-	-	(0.08)
Total distributions	(0.14)	(0.03)	(0.14)	(0.55)

Net asset value, end of period	$9.49	$7.60	$6.91	$8.43

Total return[2]	27.27%	10.42%	(16.47)%	(4.49)%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$3,116	$921	$8	$107

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.87%	5.58%	5.76%	1.48%[4]
After fees waived and expenses absorbed	1.48%	1.48%	1.48%	1.48%[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.15%	(2.00)%	(2.92)%	2.34%[4,5]
After fees waived and expenses absorbed	1.54%	2.10%	1.36%	2.34%[4]

Portfolio turnover rate	97%	84%	95%	131%

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $1,000,000 or more. If the sales charge was included total returns would be lower.
[3]	Not annualized.
[4]	Annualized.
[5]	Unaudited.

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill Emerging Markets Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended October 31,
	2017	2016	2015	2014	2013
Net asset value, beginning of period	$7.63	$6.92	$8.44	$9.35	$8.74
Income from Investment Operations:
Net investment income[1]	0.15	0.16	0.13	0.20	0.22
Net realized and unrealized gain (loss) on investments	1.91	0.58	(1.49)	(0.34)	0.65
Total from investment operations	2.06	0.74	(1.36)	(0.14)	0.87

Less Distributions:
From net investment income	(0.15)	(0.03)	(0.16)	(0.21)	(0.19)
From net realized gain	-	-	-	(0.46)	(0.08)
Tax return of capital	-	-	-	(0.10)	-
Total distributions	(0.15)	(0.03)	(0.16)	(0.77)	(0.27)

Purchase Premium	-	-	-	-	0.01

Redemption fee proceeds[1]	-	- [2]	-	- [2]	- [2]

Net asset value, end of period	$9.54	$7.63	$6.92	$8.44	$9.35

Total return[3]	27.68%	10.54%	(16.19)%	(1.44)%[4]	10.49%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$32,144	$18,209	$982	$7,882	$52,245

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.62%	5.33%	5.42%	1.12%	1.11%
After fees waived and expenses absorbed	1.23%	1.23%	1.25%	1.12%	1.11%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.40%	(1.75)%	(2.59)%	2.21%[5]	2.50%[5]
After fees waived and expenses absorbed	1.79%	2.35%	1.58%	2.21%	2.50%

Portfolio turnover rate	97%	84%	95%	131%	97%

[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had fees not been waived by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[4]	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions as shown in the management discussion and analysis and as otherwise reported to shareholders.
[5]	Unaudited.

See accompanying Notes to Financial Statements.

IMST Annual Letter – SBSIX & SBHSX

As of October 31, 2017

Segall Bryant & Hamill International Small Cap Fund (SBSIX & SBHSX):

For the last 12 months ending October 31, 2017, International Small Cap markets returned 27.5%, as measured by the MSCI EAFE Small Cap Index. On a regional basis, Europe ex-UK (+34.2%) was the best-performing market as investors cheered macroeconomic data that continued to confirm a stronger than previously forecast economic recovery. In addition, pro-EU party victories for Angela Merkel in Germany and Emmanuel Macron in France kept investors hopeful that the region can continue to foster deeper integration across country lines. The UK followed closely behind, returning +32.1%, despite Prime Minister Theresa May’s inability to provide sufficient clarity regarding the UK’s desired trading relationship with the EU, and Moody’s downgrade of the country’s sovereign debt rating one notch to Aa2, citing mounting policy challenges around the complexity of Brexit negotiations. The UK did benefit from positive macro data with regards to continued expansion in manufacturing and an unemployment rate that has fallen to multi-decade lows. Developed Asia was the worst-performing region for the period (+19.9%), but still benefitted from dovish signs out of the U.S. Federal Reserve (Fed) and more upbeat sentiment on the Chinese economy. IT was the best-performing sector (+45%), followed by Materials (+34.4%) and Industrials (+34.3%). Energy was the worst-performing sector (+12.1%), but has shown a sharp reversal after oil prices hit lows for the year in mid-June on a faster-than-anticipated fall in U.S. crude inventories and increased expectations for an extension of production cuts amid rising global demand.

The International Small Cap Class I portfolio returned 25.6% for the last 12 months, underperforming the index by 1.9%. The International Small Cap Class A portfolio returned 25.3% for the past 12 months, underperforming the index by 2.2%.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted and may be obtained by calling (866) 490-4999.

SEGALL BRYANT & HAMILL

540 West Madison Street, Suite 1900

Chicago, IL 60661

After a slight preference for value stocks last year, the market has returned to favoring growth stocks for the period ending October 31, 2017, with growth outperforming value by 2.9%, as measured by the MSCI EAFE Small Cap Growth and Value indices. Growth is now outperforming value on the previous three, seven and 10 years as of October 31, 2017, while being even over the previous five years.

Our stock selection performance for the period was mixed, with the portfolio stocks beating the benchmark in about half of the countries. Stock selection in the UK and in the Materials sector were the largest individual contributors to outperformance. Stock selection within the Industrials and Health Care sectors were the largest individual detractors to performance. Value was the weakest of the factors in our stock selection models, whereas the momentum and profitability factors were stronger. Returns were strong on an absolute basis for the 12 months ending October 31, 2017, but our relative performance was disappointing. This underperformance comes with a silver lining, as valuation spreads, a measure of how wide the valuation gap is between cheap and expensive companies, has expanded and appears at attractive levels. This gives us confidence in the positioning of our approach going forward and leaves us excited about prospects for the year ahead.

Thank you for your continued support.

Scott Decatur, Ph.D.

Principal, Senior Portfolio Manager

Nicholas Fedako, CFA

Associate Portfolio Manager

The views in this letter were as of October 31st and may not necessarily reflect the same views on the date this letter is first published or any time thereafter. These views are intended to help shareholders in understanding the fund’s investment methodology and do not constitute investment advice.

Market Risk: The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally.

SEGALL BRYANT & HAMILL

540 West Madison Street, Suite 1900

Chicago, IL 60661

The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity Risk: The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests. Foreign Investment Risk: The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the values of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Emerging Market Risk: Many of the risks with respect to foreign investments are more pronounced for investments in issuers in or tied economically to developing or emerging market countries. Emerging market countries tend to have more government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed economic, political and legal systems than those of more developed countries. In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems. Management and Strategy Risk: The value of your investment depends on the judgment of the Fund’s advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect. Investment strategies employed by the Fund’s advisor in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

SEGALL BRYANT & HAMILL

540 West Madison Street, Suite 1900

Chicago, IL 60661

Segall Bryant & Hamill International Small Cap Fund

FUND PERFORMANCE at October 31, 2017 (Unaudited)

This graph compares a hypothetical $1,000,000 investment in the Fund’s Class I shares, made at its inception, with a similar investment in the MSCI EAFE Small Cap Index. The performance graph above is shown for the Fund’s Class I shares, Class A shares performance may vary. Results include the reinvestment of all dividends and capital gains.

The MSCI EAFE Small Cap Index is an equity index which captures small cap representation across Developed Markets countries around the world, excluding U.S. and Canada. The index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Average Annual Total Return as of October 31, 2017	1 Year	5 Years	Since Inception	Inception Date
Before deducting maximum sales charge
Class A1,3	25.27%	14.19%	9.51%	06/30/14
Class I2	25.60%	14.43%	9.75%	05/31/11
After deducting maximum sales charge
Class A1,3	18.03%	12.85%	8.50%	06/30/14
MSCI EAFE Small Cap Index	27.51%	13.03%	8.38%	05/31/11
[1]	The maximum sales charge for Class A shares were 5.75%. No sales charge applies on investments of $1 million or more, but a contingent deferred sales charge (“CDSC”) of 1% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.
[2]	Class I shares do not have initial or contingent deferred sales charge.
[3]	Class I started on June 30, 2011. Class A started on June 30, 2014. The performance figures for Class A include the performance for Class I for the periods prior to the start date of Class A, adjusted for the difference in Class A and Class I expenses. Class A imposes higher expenses than Class I.

The Fund acquired the assets and liabilities of the Philadelphia International Small Cap Fund (the “Predecessor Fund”), a series of the Glenmede Fund Inc., on October 29, 2015. As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund. Performance results show in the graph and the performance table above for the periods prior to October 29, 2015, reflect the performance of the Predecessor Fund.

Segall Bryant & Hamill International Small Cap Fund

FUND PERFORMANCE at October 31, 2017 (Unaudited) - Continued

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted and may be obtained by calling (866) 490-4999.

Gross and net expense ratios for the Class A shares were 2.09% and 1.28%, respectively and for Class I shares were 1.84% and 1.03% respectively, which were the amounts stated in the current prospectus dated March 1, 2016. The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual Fund operating expenses do not exceed 1.28% and 1.03% of the average daily net assets of the Fund’s Class A and Class I shares, respectively. This agreement is in effect until February 28, 2018, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such wavers, the Fund’s returns would have been lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Shares redeemed within 90 days of purchase will be charged 2.00% redemption fee.

Segall Bryant & Hamill International Small Cap Fund

SCHEDULE OF INVESTMENTS

As of October 31, 2017

Number of Shares		Value

	Common Stocks – 96.9%
	Australia – 5.6%
248,961	Asaleo Care Ltd.	$282,001
35,455	Cabcharge Australia Ltd.	45,045
178,245	carsales.com Ltd.	1,870,304
36,909	Cedar Woods Properties Ltd.	161,862
489,872	CSR Ltd.	1,777,126
611,520	Donaco International Ltd.	219,971
378,984	Downer EDI Ltd.	2,027,474
63,421	Estia Health Ltd.	168,916
75,893	JB Hi-Fi Ltd.	1,330,131
23,398	McMillan Shakespeare Ltd.	282,044
561,444	Metcash Ltd.	1,155,889
153,706	Mineral Resources Ltd.	2,046,904
578,137	MYOB Group Ltd.	1,659,279
969,335	Nine Entertainment Co. Holdings Ltd.	1,112,814
39,006	Perpetual Ltd.	1,447,276
84,980	Super Retail Group Ltd.	505,353
128,699	Virtus Health Ltd.	539,775
536,197	Vita Group Ltd.	529,385
368,814	Whitehaven Coal Ltd. *	1,052,867
		18,214,416
	Austria – 0.9%
24,673	EVN A.G.	389,422
3,289	Kapsch TrafficCom A.G.	191,057
35,082	S IMMO A.G.	618,073
144,936	Telekom Austria A.G. *	1,359,377
47,157	UNIQA Insurance Group A.G.	483,709
		3,041,638
	Belgium – 1.4%
84,355	AGFA-Gevaert N.V. *	396,670
902	Barco N.V.	92,364
2,446	Befimmo S.A. - REIT	151,974
4,651	bpost S.A.	131,187
3,475	Cie d'Entreprises CFE	508,196
13,872	D'ieteren S.A.	634,460
7,163	EVS Broadcast Equipment S.A.	269,499
128,377	Fagron *	1,665,088
30,598	Orange Belgium S.A.	708,726
		4,558,164
	Denmark – 1.6%
13,027	Alm Brand A/S	134,587
6,411	Dfds A/S	371,816
47,507	GN Store Nord A/S	1,571,346

Segall Bryant & Hamill International Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

As of October 31, 2017

Number of Shares		Value

	COMMON STOCKS (Continued)
	Denmark (Continued)
64,914	Matas A/S	$726,539
82,734	Spar Nord Bank A/S	1,052,258
33,388	Sydbank A/S	1,302,426
15,158	TORM PLC	145,926
		5,304,898
	Finland – 1.9%
10,953	Atria OYJ	152,717
41,194	Cramo OYJ	914,569
110,361	Finnair OYJ	1,439,771
189,429	Outokumpu OYJ	1,791,687
129,809	Ramirent OYJ	1,194,515
151,922	Technopolis OYJ	684,844
50	Tieto OYJ	1,532
		6,179,635
	France – 4.4%
126,203	Air France-KLM *	1,977,205
8,393	Assystem	324,673
4,152	Boiron S.A.	374,816
3,382	Bonduelle SCA	159,665
10,818	Cie des Alpes	343,126
23,634	Derichebourg S.A.	252,197
4,480	Devoteam S.A.	418,725
6,070	Elis S.A.	158,343
16,460	Eramet *	1,356,296
19,014	Euronext N.V. [1]	1,129,766
26,036	Faurecia	1,892,728
25,201	Gaztransport Et Technigaz S.A.	1,233,484
13,756	GL Events	419,009
1,362	Groupe Crit	128,505
3,278	Ipsen S.A.	396,338
12,719	Jacquet Metal Service	411,349
4,122	Mersen	180,773
11,025	MGI Coutier	447,935
35,768	Neopost S.A.	1,318,229
1,199	Plastivaloire	30,712
7,574	Sopra Steria Group	1,420,842
200	Synergie S.A.	10,833
		14,385,549
	Germany – 5.6%
56,266	ADLER Real Estate A.G. *	867,421
1,906	Bijou Brigitte A.G.	119,222
34,345	Borussia Dortmund GmbH & Co. KGaA	285,722

Segall Bryant & Hamill International Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

As of October 31, 2017

Number of Shares		Value

	COMMON STOCKS (Continued)
	Germany (Continued)
13,077	CECONOMY A.G.	$170,690
6,341	CENTROTEC Sustainable A.G.	137,087
6,975	Cewe Stiftung & Co. KGaA	683,869
24,512	Deutsche Beteiligungs A.G.	1,246,186
98,671	Deutz A.G.	835,870
83,281	DIC Asset A.G.	979,311
3,640	Draegerwerk A.G. & Co. KGaA	322,448
37,749	Elmos Semiconductor A.G.	1,064,284
1,405	Freenet A.G.	47,049
16,164	Gerresheimer A.G.	1,292,868
2,474	H&R GmbH & Co. KGaA *	43,673
12,756	Kloeckner & Co. S.E.	150,429
9,998	Leoni A.G.	665,182
1,946	Rheinmetall A.G.	231,118
4,712	Salzgitter A.G.	227,973
17,585	Siltronic A.G. *	2,624,460
2,000	Sixt S.E.	187,196
17,804	Software A.G.	906,480
40,951	Suedzucker A.G.	811,502
7,355	Surteco S.E.	220,265
92,895	Uniper S.E.	2,610,160
93,732	VERBIO Vereinigte BioEnergie A.G.	880,349
21,084	Zeal Network S.E.	564,860
		18,175,674
	Hong Kong – 2.0%
49,000	Chong Hing Bank Ltd.	100,369
2,065,000	CITIC Telecom International Holdings Ltd.	590,272
6,140,000	CSI Properties Ltd.	314,815
7,824,000	Emperor Capital Group Ltd.	671,941
1,153,100	Emperor International Holdings Ltd.	407,947
157,100	Far East Consortium International Ltd.	85,785
154,000	Giordano International Ltd.	87,054
492,700	IT Ltd.	255,148
140,000	Kowloon Development Co., Ltd.	156,126
3,873,400	Shun Tak Holdings Ltd.	1,668,242
410,700	SITC International Holdings Co., Ltd.	395,886
725,000	Sun Hung Kai & Co., Ltd.	465,589
416,500	VSTECS Holdings Ltd.	193,798
1,008,000	Xinyi Glass Holdings Ltd. *	975,517
		6,368,489
	Ireland – 0.7%
54,142	Dalata Hotel Group PLC *	337,402
66,582	Green REIT PLC	117,110

Segall Bryant & Hamill International Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

As of October 31, 2017

Number of Shares		Value

	COMMON STOCKS (Continued)
	Ireland (Continued)
37,513	Hibernia REIT PLC	$64,452
510,636	Irish Residential Properties REIT PLC	877,330
13,202	Kingspan Group PLC	552,070
679	Paddy Power Betfair PLC	69,442
12,561	Smurfit Kappa Group PLC	374,635
		2,392,441
	Israel – 1.8%
24,585	Discount Investment Corp. Ltd.	97,396
72,343	Harel Insurance Investments & Financial Services Ltd.	494,093
274,274	Israel Discount Bank Ltd. - Class A *	728,349
291,186	Migdal Insurance & Financial Holding Ltd.	338,214
9,944	Norstar Holdings, Inc.	178,474
10,100	Orbotech Ltd. *	451,672
96,332	Shufersal Ltd.	612,248
15,100	SodaStream International Ltd. *	961,417
56,230	Tower Semiconductor Ltd. *	1,863,528
		5,725,391
	Italy – 4.2%
30,623	ACEA S.p.A.	498,672
217,191	Astaldi S.p.A.	1,505,284
84,159	Azimut Holding S.p.A.	1,662,594
9,227	Banca Generali S.p.A.	303,948
183,310	Cairo Communication S.p.A.	928,828
285,526	CIR-Compagnie Industriali Riunite S.p.A.	429,037
18,472	Credito Emiliano S.p.A.	161,912
683,051	Falck Renewables S.p.A.	1,188,676
624,176	Immobiliare Grande Distribuzione SIIQ S.p.A. - REIT	721,601
68,287	Iren S.p.A.	187,879
9,586	La Doria S.p.A.	181,782
279,272	Maire Tecnimont S.p.A.	1,566,656
41,058	OVS S.p.A. [1]	307,038
223,444	Saras S.p.A.	596,545
51,591	Societa Cattolica di Assicurazioni SCRL	559,178
18,028	Societa Iniziative Autostradali e Servizi S.p.A.	306,801
85,368	Sogefi S.p.A. *	417,642
457,806	Unione di Banche Italiane S.p.A.	2,150,115
		13,674,188
	Japan – 30.3%
13,550	Achilles Corp.	271,941
136	AEON REIT Investment Corp.	136,831
118,100	AOKI Holdings, Inc.	1,636,917
21,000	Arcs Co., Ltd.	468,001

Segall Bryant & Hamill International Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

As of October 31, 2017

Number of Shares		Value

	COMMON STOCKS (Continued)
	Japan (Continued)
9,400	Avex Group Holdings, Inc.	$129,461
16,800	Axial Retailing, Inc.	682,609
11,400	Belc Co., Ltd.	634,642
11,200	Cawachi Ltd.	274,028
7,000	Chori Co., Ltd.	127,250
25,500	Chudenko Corp.	772,591
123,000	Citizen Watch Co., Ltd.	895,686
33,000	Clarion Co., Ltd.	124,797
15,900	Cleanup Corp.	125,992
6,500	Corona Corp.	77,459
146,000	Daiho Corp.	706,213
27,000	Daikyonishikawa Corp.	455,679
1,980	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	90,202
19,100	Daiwabo Holdings Co., Ltd.	755,064
29,800	Denka Co., Ltd.	986,738
40,600	DIC Corp.	1,496,100
28,100	DTS Corp.	839,009
12,400	Eagle Industry Co., Ltd.	238,610
13,800	EDION Corp.	138,844
3,100	Eizo Corp.	128,002
15,300	Enplas Corp.	644,536
16,600	Exedy Corp.	493,452
278	Frontier Real Estate Investment Corp. - REIT	1,089,213
38,000	Fuji Machine Manufacturing Co., Ltd.	722,871
29,200	Fuji Oil Holdings, Inc.	783,255
9,756	Fuji Pharma Co., Ltd.	352,213
42,400	Fujibo Holdings, Inc.	1,333,099
17,624	Fujimi, Inc.	434,303
6,800	Fukuda Denshi Co., Ltd.	476,039
6,000	Fuso Pharmaceutical Industries Ltd.	150,336
26,700	Futaba Industrial Co., Ltd.	257,126
52,000	Godo Steel Ltd.	1,042,241
32,200	Goldcrest Co., Ltd.	693,530
12,700	Hakuto Co., Ltd.	195,015
147,400	Haseko Corp.	2,125,993
108,600	Hazama Ando Corp.	880,605
232	Heiwa Real Estate REIT, Inc.	186,898
24,200	Hitachi Capital Corp.	586,776
88,300	Hokuhoku Financial Group, Inc.	1,443,645
30,200	Hosiden Corp.	517,654
68,200	Inabata & Co., Ltd.	981,869
1,560	Invesco Office J-REIT, Inc.	1,425,478
19,000	J-Oil Mills, Inc.	680,929
18,000	Jaccs Co., Ltd.	447,210

Segall Bryant & Hamill International Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

As of October 31, 2017

Number of Shares		Value

	COMMON STOCKS (Continued)
	Japan (Continued)
13,000	Jafco Co., Ltd.	$636,823
16,000	Japan Aviation Electronics Industry Ltd.	290,436
1,420	Japan Hotel REIT Investment Corp.	937,883
213,700	Japan Securities Finance Co., Ltd.	1,191,555
13,800	K's Holdings Corp.	315,311
30,500	Kaga Electronics Co., Ltd.	906,644
14,800	Kaken Pharmaceutical Co., Ltd.	747,126
25,100	Kanamoto Co., Ltd.	817,866
62,000	Kandenko Co., Ltd.	607,977
64,140	Kanematsu Corp.	838,240
17,824	Kasai Kogyo Co., Ltd.	265,702
23,600	Kato Works Co., Ltd.	734,743
17,100	Keihin Corp.	311,757
241	Kenedix Retail REIT Corp.	475,620
24,400	Kumagai Gumi Co., Ltd.	770,380
165,649	Kurabo Industries Ltd.	479,298
3,360	Kyodo Printing Co., Ltd.	111,700
36,200	KYORIN Holdings, Inc.	739,887
42,700	Kyowa Exeo Corp.	924,187
45,400	Leopalace21 Corp.	336,991
28,800	Lintec Corp.	795,321
47,200	Macnica Fuji Electronics Holdings, Inc.	980,488
78,000	Makino Milling Machine Co., Ltd.	728,517
99,100	Marvelous, Inc.	932,562
17,700	Matsumotokiyoshi Holdings Co., Ltd.	1,267,121
72,400	MCJ Co., Ltd.	759,625
240	MCUBS MidCity Investment Corp. - REIT	794,688
16,700	Mie Bank Ltd.	398,315
58,100	Mirait Holdings Corp.	753,172
62,300	Misawa Homes Co., Ltd.	550,649
30,200	Mitsubishi Steel Manufacturing Co., Ltd.	746,335
29,300	Mitsui Home Co., Ltd.	193,006
23,600	Mitsui Sugar Co., Ltd.	805,312
14,120	Miyazaki Bank Ltd.	504,175
159,900	Monex Group, Inc.	506,257
56,500	Nagase & Co., Ltd.	953,551
53,300	NHK Spring Co., Ltd.	603,759
16,350	Nippon Beet Sugar Manufacturing Co., Ltd.	349,130
18,400	Nippon Chemi-Con Corp.	633,534
43,900	Nippon Denko Co., Ltd.	184,163
279,500	Nippon Light Metal Holdings Co., Ltd.	816,094
551	NIPPON REIT Investment Corp.	1,577,332
11,300	Nippon Road Co., Ltd.	647,957
20,800	Nippon Steel & Sumikin Bussan Corp.	1,143,309

Segall Bryant & Hamill International Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

As of October 31, 2017

Number of Shares		Value

	COMMON STOCKS (Continued)
	Japan (Continued)
142,700	Nippon Suisan Kaisha Ltd.	$865,951
69,400	Nippon Thompson Co., Ltd.	401,611
35,800	Nishimatsu Construction Co., Ltd.	1,076,786
37,600	Nisshin Oillio Group Ltd.	1,231,784
79,300	Nisshinbo Holdings, Inc.	944,305
27,400	NS United Kaiun Kaisha Ltd.	630,871
2,213	Okabe Co., Ltd.	21,117
84,000	Okasan Securities Group, Inc.	512,695
19,400	Okumura Corp.	739,625
12,181	Organo Corp.	321,384
22,700	Paramount Bed Holdings Co., Ltd.	995,203
23,000	Pressance Corp.	308,271
104,000	Prima Meat Packers Ltd.	677,754
16,729	Proto Corp.	240,404
81,800	Raito Kogyo Co., Ltd.	833,072
7,300	Riken Corp.	377,503
27,209	Ryobi Ltd.	695,630
2,600	Ryosan Co., Ltd.	104,842
38,300	Ryoyo Electro Corp.	713,757
23,200	Sakai Chemical Industry Co., Ltd.	577,424
20,400	Sanoh Industrial Co., Ltd.	179,232
19,000	Sawai Pharmaceutical Co., Ltd.	1,074,447
71,500	Shikoku Electric Power Co., Inc.	929,396
16,900	Shin-Etsu Polymer Co., Ltd.	179,843
5,284	Shindengen Electric Manufacturing Co., Ltd.	356,898
10,800	Shinko Shoji Co., Ltd.	199,274
35,300	Showa Corp.	459,159
5,900	Showa Denko KK	195,880
13,793	Showa Sangyo Co., Ltd.	358,699
12,300	SKY Perfect JSAT Holdings, Inc.	56,684
94,000	Sojitz Corp.	281,905
43,300	Sumitomo Densetsu Co., Ltd.	873,197
21,700	Sumitomo Forestry Co., Ltd.	363,368
122,780	Sumitomo Mitsui Construction Co., Ltd.	751,549
127,900	Sun Frontier Fudousan Co., Ltd.	1,530,908
26,500	Taihei Dengyo Kaisha Ltd.	672,842
26,500	Taiho Kogyo Co., Ltd.	393,870
72,500	Taiyo Yuden Co., Ltd.	1,248,450
150,000	Tatsuta Electric Wire and Cable Co., Ltd.	1,093,619
6,800	Tocalo Co., Ltd.	273,304
1,500	Toei Animation Co., Ltd.	135,482
8,680	Toenec Corp.	252,297
5,688	Tokai Corp.	254,623
23,000	Tokai Rika Co., Ltd.	478,589

Segall Bryant & Hamill International Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

As of October 31, 2017

Number of Shares		Value

	COMMON STOCKS (Continued)
	Japan (Continued)
230,800	Tokai Tokyo Financial Holdings, Inc.	$1,498,003
5,900	Token Corp.	708,799
17,800	Tokyo Seimitsu Co., Ltd.	699,758
61,100	Tokyo Steel Manufacturing Co., Ltd.	524,459
5,900	Topy Industries Ltd.	200,031
76,000	Tosoh Corp.	1,629,550
16,900	Towa Pharmaceutical Co., Ltd.	870,973
62,000	Toyo Ink SC Holdings Co., Ltd.	362,605
2,400	Toyo Kanetsu KK	90,656
30,000	Toyo Tire & Rubber Co., Ltd.	673,849
19,600	TS Tech Co., Ltd.	696,399
104,000	Tsubakimoto Chain Co.	886,294
19,300	Unipres Corp.	514,305
36,300	Vital KSK Holdings, Inc.	293,388
55,100	Wakita & Co., Ltd.	675,030
25,500	Warabeya Nichiyo Co., Ltd.	627,716
47,500	Yokogawa Bridge Holdings Corp.	1,007,607
19,500	Yorozu Corp.	394,613
69,891	Yurtec Corp.	607,294
		98,026,283
	Netherlands – 2.6%
58,587	ASR Nederland N.V.	2,402,169
5,882	BE Semiconductor Industries N.V.	462,133
3,097	Kendrion N.V.	135,532
223,908	Koninklijke BAM Groep N.V.	1,264,943
22,015	NSI N.V. - REIT	834,826
45,875	Philips Lighting N.V. [1]	1,738,013
36,263	PostNL N.V.	154,641
30,825	Wereldhave N.V. - REIT	1,400,859
		8,393,116
	New Zealand – 0.8%
434,401	Air New Zealand Ltd.	980,925
192,896	Chorus Ltd.	529,956
26,440	Metlifecare Ltd.	104,573
229,472	New Zealand Refining Co., Ltd.	395,695
351,434	SKY Network Television Ltd.	601,194
		2,612,343
	Norway – 2.1%
21,363	Aker BP A.S.A.	491,182
53,663	Atea A.S.A. *	676,700
112,928	Austevoll Seafood A.S.A.	1,130,248
71,328	Grieg Seafood A.S.A.	677,214

Segall Bryant & Hamill International Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

As of October 31, 2017

Number of Shares		Value

	COMMON STOCKS (Continued)
	Norway (Continued)
181,012	Leroy Seafood Group A.S.A.	$1,087,224
64,639	SpareBank 1 Nord Norge	510,433
97,753	SpareBank 1 SMN	1,014,271
28,383	Stolt-Nielsen Ltd.	399,614
159,061	Wallenius Wilhelmsen Logistics *	913,316
		6,900,202
	Portugal – 0.4%
84,147	Mota-Engil SGPS S.A.	337,960
679,963	Sonae SGPS S.A.	814,213
		1,152,173
	Singapore – 1.5%
2,128,300	Asian Pay Television Trust	905,593
183,516	Bumitama Agri Ltd.	106,359
1,426,700	Cache Logistics Trust - REIT	858,260
2,051,500	Frasers Logistics & Industrial Trust - REIT	1,678,103
299,700	Indofood Agri Resources Ltd.	98,940
71,529	Manulife U.S. Real Estate Investment Trust - REIT	64,734
533,000	Sabana Shari'ah Compliant Industrial Real Estate Investment Trust	179,869
785,700	Yanlord Land Group Ltd.	1,031,768
		4,923,626
	Spain – 2.2%
66,339	Atresmedia Corp. de Medios de Comunicacion S.A.	681,549
55,617	CIE Automotive S.A.	1,653,286
12,896	Corp Financiera Alba S.A.	756,335
17,550	Ebro Foods S.A.	422,243
339,911	Ence Energia y Celulosa S.A.	1,971,761
18,200	Euskaltel S.A. [1]	145,770
34,234	Global Dominion Access S.A. * 1	180,242
3,163	Grupo Catalana Occidente S.A.	133,115
62,664	Papeles y Cartones de Europa S.A.	651,092
14,041	Tecnicas Reunidas S.A.	451,896
		7,047,289
	Sweden – 5.4%
9,468	Attendo A.B. [1]	111,342
199,345	Capio A.B. [1]	1,014,381
231,557	Dios Fastigheter A.B.	1,521,272
8,512	Elanders A.B. - B Shares	92,779
25,359	Gunnebo A.B.	104,505
142,133	Hemfosa Fastigheter A.B.	1,726,642
48,879	Inwido A.B.	538,611
50,223	JM A.B.	1,325,210
89,069	KappAhl A.B.	648,997

Segall Bryant & Hamill International Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

As of October 31, 2017

Number of Shares		Value

	COMMON STOCKS (Continued)
	Sweden (Continued)
31,905	Klovern A.B. - A Shares	$43,065
21,900	Lindab International A.B.	180,501
38,377	Loomis A.B. - Class B	1,539,811
124,627	Mycronic A.B.	1,481,227
153,691	Nobina A.B. [1]	835,307
163,786	Peab A.B.	1,589,595
329,529	SAS A.B. *	1,019,483
109,483	Scandic Hotels Group A.B. [1]	1,412,397
427,093	SSAB A.B. *	1,721,800
58,641	Tethys Oil A.B.	432,538
2,378	Wihlborgs Fastigheter A.B.	56,470
		17,395,933
	Switzerland – 4.2%
10,564	ALSO Holding A.G. *	1,429,428
2,412	Autoneum Holding A.G.	651,533
14,270	BKW A.G.	833,859
14,695	Bobst Group S.A.	1,570,098
5,248	Cembra Money Bank A.G. *	470,253
11,367	Clariant A.G. *	285,969
2,000	Feintool International Holding A.G. *	237,546
119,383	GAM Holding A.G. *	1,860,685
532	Georg Fischer A.G.	655,335
307	Gurit Holding A.G. *	352,941
17,234	Implenia A.G.	1,089,109
600	Inficon Holding A.G. *	372,557
45,883	Kudelski S.A.	563,362
8,471	Logitech International S.A.	302,602
2,064	Orior A.G.	161,363
242	Rieter Holding A.G. *	56,589
387,499	Schmolz + Bickenbach A.G. *	357,321
5,532	Siegfried Holding A.G. *	1,729,963
252	St. Galler Kantonalbank A.G.	113,788
2,438	Sunrise Communications Group A.G. * 1	202,821
80	Vetropack Holding A.G.	152,270
		13,449,392
	United Kingdom – 17.3%
25,579	Aggreko PLC	318,336
13,439	Barratt Developments PLC	116,826
47,596	Bellway PLC	2,307,417
6,305	Berkeley Group Holdings PLC	313,282
140,033	Biffa PLC [1]	472,418
189,774	Britvic PLC	1,908,074
124,812	Clinigen Group PLC	1,951,172

Segall Bryant & Hamill International Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

As of October 31, 2017

Number of Shares		Value

	COMMON STOCKS (Continued)
	United Kingdom (Continued)
99,246	Conviviality PLC	$560,557
232,399	Crest Nicholson Holdings PLC	1,748,626
9,124	CVS Group PLC	172,082
663,416	Debenhams PLC	385,502
567,423	EnQuest PLC *	194,065
148,861	Equiniti Group PLC [1]	598,884
349,490	Evraz PLC	1,339,193
595,989	Ferrexpo PLC	2,012,225
789,557	Firstgroup PLC *	1,153,557
40,141	Forterra PLC [1]	159,946
92,209	Galliford Try PLC	1,494,156
34,285	Go-Ahead Group PLC	806,009
145,214	Gocompare.Com Group PLC	196,248
63,981	Greencore Group PLC	163,840
16,802	GVC Holdings PLC	209,216
51,900	Halfords Group PLC	227,825
522,049	Hansteen Holdings PLC - REIT	949,936
235,169	Hastings Group Holdings PLC [1]	984,218
223,905	Highland Gold Mining Ltd.	424,524
132,670	IG Group Holdings PLC	1,151,545
13,855	Inchcape PLC	143,813
433,263	International Personal Finance PLC	1,163,866
102,299	John Laing Group PLC [1]	388,054
41,929	John Menzies PLC	389,830
18,401	John Wood Group PLC	173,892
20,761	Jupiter Fund Management PLC	163,932
14,437	KAZ Minerals PLC *	155,894
73,325	Keller Group PLC	912,058
28,562	Kier Group PLC	394,534
877,876	Ladbrokes Coral Group PLC	1,485,475
546,513	Laird PLC	1,183,180
211,873	Lookers PLC	295,480
19,322	Micro Focus International PLC *	678,798
112,777	Mitchells & Butlers PLC	382,714
6,478	N Brown Group PLC	25,915
195,227	National Express Group PLC	952,928
328,820	NewRiver REIT PLC	1,462,635
243,530	Northgate PLC	1,449,083
260,100	OneSavings Bank PLC	1,402,585
74,771	Pagegroup PLC	464,476
1,447,561	Pan African Resources PLC	264,364
2,183,416	Pendragon PLC	732,252
4,701	Pennon Group PLC	49,576
161,435	Playtech PLC	2,109,869

Segall Bryant & Hamill International Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

As of October 31, 2017

Number of Shares		Value

	COMMON STOCKS (Continued)
	United Kingdom (Continued)
201,096	Plus500 Ltd.	$2,737,726
1,901,431	Premier Oil PLC *	1,717,324
214,351	Redrow PLC	1,853,400
59,989	RPC Group PLC	750,958
48,986	RPS Group PLC	191,448
280,793	Safestore Holdings PLC - REIT	1,660,367
115,853	Savills PLC	1,435,660
7,626	Staffline Group PLC	118,204
60,633	Stagecoach Group PLC	134,328
24,546	Stobart Group Ltd.	92,231
7,084	Stock Spirits Group PLC	23,711
171,743	Telford Homes PLC	937,527
582,784	Telit Communications PLC	1,329,435
515,560	Thomas Cook Group PLC	820,349
37,137	TT Electronics PLC	109,995
57,265	UDG Healthcare PLC	703,168
10,984	UNITE Group PLC	102,560
219,984	Vesuvius PLC	1,718,032
79,730	William Hill PLC	273,638
12,363	Workspace Group PLC - REIT	145,322
		56,000,265
	Total Common Stocks (Cost $275,255,886)	313,921,105

	Preferred Stocks – 0.8%
	Germany – 0.8%
12,623	Draegerwerk A.G. & Co. KGaA	1,450,578
14,406	Sixt S.E.	929,804
1,458	STO S.E. & Co. KGaA	220,780
		2,601,162
	Total Preferred Stocks (Cost $2,019,861)	2,601,162

	Right – 0.0%
	Spain – 0.0%
62,664	Papeles y Cartones de Europa S.A. *	25,693

	Total Rights (Cost $-)	25,693

	Units – 0.7%
	Australia – 0.6%
254,292	Abacus Property Group - REIT	739,560
86,799	Aventus Retail Property Fund Ltd. - REIT	154,120
772,856	Cromwell Property Group - REIT	591,502

Segall Bryant & Hamill International Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

As of October 31, 2017

Number of Shares		Value

	UNITS (Continued)
	Australia (Continued)
282,704	GDI Property Group - REIT	$258,558
		1,743,740
	Singapore – 0.1%
670,800	Ascendas Hospitality Trust - REIT	430,599

	Total Units (Cost $2,095,307)	2,174,339

Principal Amount

	Short-Term Investments – 1.5%
$4,914,708	UMB Money Market Fiduciary, 0.01%[2]	4,914,708

	Total Short-Term Investments (Cost $4,914,708)	4,914,708

	Total Investments – 99.9% (Cost $284,285,762)	323,637,007
	Other Assets in Excess of Liabilities – 0.1%	331,011

	Total Net Assets – 100.0%	$323,968,018

PLC – Public Limited Company

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $9,680,597 which represents 2.99% of Net Assets.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill International Small Cap Fund

SUMMARY OF INVESTMENTS

As of October 31, 2017

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financials	20.7%
Consumer Discretionary	20.5%
Industrials	14.9%
Materials	12.2%
Technology	10.0%
Consumer Staples	6.9%
Health Care	4.6%
Communications	3.2%
Utilities	2.1%
Energy	1.8%
Total Common Stocks	96.9%
Preferred Stocks
Health Care	0.4%
Consumer Discretionary	0.3%
Materials	0.1%
Total Preferred Stocks	0.8%
Rights
Materials	0.0%
Total Rights	0.0%
Units
Financials	0.7%
Total Units	0.7%
Short-Term Investments	1.5%
Total Investments	99.9%
Other Assets in Excess of Liabilities	0.1%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill International Small Cap Fund

STATEMENT OF ASSETS AND LIABILITIES

As of October 31, 2017

Assets:
Investments, at value (cost $284,285,762)	$323,637,007
Receivables:
Investment securities sold	3,016,538
Fund shares sold	99,402
Dividends and interest	1,111,604
Prepaid expenses	52,277
Total assets	327,916,828

Liabilities:
Foreign currency due to custodian, at value (proceeds $616,087)	616,087
Payables:
Investment securities purchased	3,018,483
Fund shares redeemed	9,208
Advisory fees	201,492
Distribution fees (Note 8)	5,351
Custody fees	22,500
Auditing fees	17,872
Fund accounting fees	14,044
Fund administration fees	8,194
Transfer agent fees and expenses	4,979
Trustees' fees and expenses	1,284
Chief Compliance Officer fees	612
Trustees' deferred compensation (Note 4)	165
Accrued other expenses	28,539
Total liabilities	3,948,810

Net Assets	$323,968,018

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$269,517,114
Accumulated net investment income	4,909,594
Accumulated net realized gain on investments and foreign currency transactions	10,201,205
Net unrealized appreciation on:
Investments	39,351,245
Foreign currency translations	(11,140)
Net Assets	$323,968,018

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$25,239,661
Shares of beneficial interest issued and outstanding	1,744,832
Redemption Price	$14.47
Maximum sales charge (5.75% of offering price)*	0.88
Maximum public offering price to public	$15.35

Class I Shares:
Net assets applicable to shares outstanding	$298,728,357
Shares of beneficial interest issued and outstanding	20,604,692
Offering and redemption price per share	$14.50

*	No sales charge applies on investments of $1,000,000 or more, but a Contingent Deferred Sales Charge ("CDSC") of 1% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill International Small Cap Fund

STATEMENT OF OPERATIONS

For the Year Ended October 31, 2017

Investment Income:
Dividends (net of foreign withholding taxes of $680,425)	$6,515,170
Interest	328
Total investment income	6,515,498

Expenses:
Advisory fees	1,902,024
Fund accounting fees	197,475
Fund administration fees	160,909
Custody fees	129,580
Transfer agent fees and expenses	59,924
Registration fees	46,300
Distribution fees (Note 8)	45,802
Miscellaneous	28,994
Auditing fees	17,600
Legal fees	17,502
Shareholder reporting fees	8,490
Trustees' fees and expenses	8,215
Chief Compliance Officer fees	5,424
Insurance fees	1,299

Total expenses	2,629,538
Advisory fees waived	(406,979)
Net expenses	2,222,559
Net investment income	4,292,939

Realized and Unrealized Gain (Loss) from Investments and Foreign Currency:
Net realized gain (loss) on:
Investments	11,866,885
Foreign currency transactions	(28,090)
Net realized gain	11,838,795
Net change in unrealized appreciation/depreciation on:
Investments	35,280,195
Foreign currency translations	3,287
Net change in unrealized appreciation/depreciation	35,283,482
Net realized and unrealized gain on investments and foreign currency	47,122,277

Net Increase in Net Assets from Operations	$51,415,216

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill International Small Cap Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended October 31, 2017	For the Year Ended October 31, 2016
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$4,292,939	$1,415,731
Net realized gain (loss) on investments and foreign currency transactions	11,838,795	(174,321)
Net change in unrealized appreciation/depreciation on investments and foreign
currency translations	35,283,482	3,471,285
Net increase in net assets resulting from operations	51,415,216	4,712,695

Distributions to Shareholders:
From net investment income:
Class A	(193,992)	(175,420)
Class I	(1,463,062)	(506,359)
From net realized gain:
Class A	-	(58,567)
Class I	-	(164,493)
Total distributions to shareholders	(1,657,054)	(904,839)

Capital Transactions:
Net proceeds from shares sold:
Class A	9,704,399	2,196,964
Class I	187,886,686	34,920,732
Reinvestment of distributions:
Class A	192,273	233,988
Class I	1,388,281	619,677
Cost of shares redeemed:
Class A	(687,138)	(2,644,193)
Class I1	(8,141,061)	(2,562,740)
Net increase in net assets from capital transactions	190,343,440	32,764,428

Total increase in net assets	240,101,602	36,572,284

Net Assets:
Beginning of period	83,866,416	47,294,132
End of period	$323,968,018	$83,866,416

Accumulated net investment income	$4,909,594	$1,086,239

Capital Share Transactions:
Shares sold:
Class A	758,525	194,729
Class I	14,969,379	3,174,500
Shares reinvested:
Class A	16,940	21,099
Class I	122,315	55,877
Shares redeemed:
Class A	(54,176)	(242,045)
Class I	(597,593)	(233,093)
Net increase from capital share transactions	15,215,390	2,971,067

[1]	Net of redemption fees of $14,270 and $0, respectively.

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill International Small Cap Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended October 31,
	2017	2016	2015	For the Period June 30, 2014* through October 31, 2014
Net asset value, beginning of period	$11.74	$11.36	$11.57	$12.76
Income from Investment Operations:
Net investment income[1]	0.23	0.26	0.21	0.07
Net realized and unrealized gain (loss) on investments	2.69	0.35	0.28	(1.09)
Total from investment operations	2.92	0.61	0.49	(1.02)

Less Distributions:
From net investment income	(0.19)	(0.17)	(0.22)	(0.17)
From net realized gain	-	(0.06)	(0.48)	-
Total distributions	(0.19)	(0.23)	(0.70)	(0.17)

Net asset value, end of period	$14.47	$11.74	$11.36	$11.57

Total return[2]	25.27%	5.43%	4.47%	(8.10)%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$25,240	$12,013	$11,927	$9

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.47%	2.09%	1.29%	1.16%[4]
After fees waived and expenses absorbed	1.28%	1.28%	1.29%	1.16%[4]
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	1.61%	1.55%	2.11%	1.65%[4,5]
After fees waived and expenses absorbed	1.80%	2.36%	2.11%	1.65%[4]

Portfolio turnover rate	101%	94%	130%	101%

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $1,000,000 or more. If the sales charge was included total returns would be lower.
[3]	Not annualized.
[4]	Annualized.
[5]	Unaudited.

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill International Small Cap Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended October 31,
	2017	2016	2015	2014	2013
Net asset value, beginning of period	$11.76	$11.36	$11.57	$11.77	$8.88
Income from Investment Operations:
Net investment income[1]	0.27	0.29	0.27	0.30	0.26
Net realized and unrealized gain on investments	2.68	0.34	0.23	0.16 [2]	2.85
Total from investment operations	2.95	0.63	0.50	0.46	3.11

Less Distributions:
From net investment income	(0.21)	(0.17)	(0.23)	(0.33)	(0.25)
From net realized gain	-	(0.06)	(0.48)	(0.33)	-
Total distributions	(0.21)	(0.23)	(0.71)	(0.66)	(0.25)

Purchase Premium	-	-	-	-	0.03

Redemption fee proceeds[1]	- [3]	-	-	- [3]	- [3]

Net asset value, end of period	$14.50	$11.76	$11.36	$11.57	$11.77

Total return[4]	25.60%	5.66%	4.61%	3.96%	35.97%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$298,728	$71,853	$35,367	$45,074	$22,049

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.22%	1.84%	1.06%	0.97%	1.35%
After fees waived and expenses absorbed	1.03%	1.03%	1.06%	0.97%	1.10%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	1.86%	1.80%	2.34%	2.44%[5]	2.30%[5]
After fees waived and expenses absorbed	2.05%	2.61%	2.34%	2.44%	2.55%

Portfolio turnover rate	101%	94%	130%	101%	103%

[1]	Based on average shares outstanding for the period.
[2]	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain for the period due to the timing of purchases and redemptions of Portfolio shares in relation to the fluctuating net asset value per share of the Portfolio.
[3]	Amount represents less than $0.01 per share.
[4]	Total returns would have been lower had fees not been waived by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[5]	Unaudited.

See accompanying Notes to Financial Statements.

 Segall Bryant & Hamill Funds

NOTES TO FINANCIAL STATEMENTS

October 31, 2017

Note 1 – Organization

Segall Bryant & Hamill Emerging Markets Fund (the “Emerging Markets Fund”) and Segall Bryant & Hamill International Small Cap Fund (the “International Small Cap Fund”) (each a “Fund” and collectively the “Funds”) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Emerging Markets Fund’s primary investment objective is to seek long-term capital appreciation. The Fund currently offers two classes of shares: Class A and Class I. The Fund’s Class A shares commenced investment operations on June 30, 2014. The Fund’s Class I shares commenced investment operations on June 30, 2011. The Emerging Markets Fund (the “Successor Fund”) acquired the assets and liabilities of the Philadelphia International Emerging Markets Fund (the “Predecessor Fund”), a series of the Glenmede Fund Inc., on October 29, 2015. With respect to the Philadelphia International Emerging Markets Fund, Class I shareholders received Class A shares of the Successor Fund, and Class IV shareholders received Class I shares of the Successor Fund. As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund and accordingly, certain financial history of the Predecessor Fund is included in these financial statements.

The International Small Cap Fund’s primary investment objective is to seek long-term capital appreciation. The Fund currently offers two classes of shares: Class A and Class I. The Fund’s Class A shares commenced investment operations on June 30, 2014. The Fund’s Class I shares commenced investment operations on May 31, 2011. The International Small Cap Fund (the “Successor Fund”) acquired the assets and liabilities of the Philadelphia International Small Cap Fund (the “Predecessor Fund”), a series of the Glenmede Fund Inc., on October 29, 2015. With respect to the Philadelphia International Small Cap Fund, Class I shareholders received Class A shares of the Successor Fund, and Class IV shareholders received Class I shares of the Successor Fund. As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund and accordingly, certain financial history of the Predecessor Fund is included in these financial statements.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services-;Investment Companies.”

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Segall Bryant & Hamill Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2017

Fair value pricing may be applied to foreign securities held by the Funds upon the occurrence of an event after the close of trading on non-U.S. markets but before the close of trading on the NYSE when each Fund’s NAV is determined. If the event may result in a material adjustment to the price of the Fund’s foreign securities once non-U.S. markets open on the following business day (such as, for example, a significant surge or decline in the U.S. market), the Fund may value such foreign securities at fair value, taking into account the effect of such event, in order to calculate the Fund’s NAV. Other types of portfolio securities that the Fund may fair value include, but are not limited to: (1) investments that are illiquid or traded infrequently, including “restricted” securities and private placements for which there is no public market; (2) investments for which, in the judgment of the Advisor, the market price is stale; (3) securities of an issuer that has entered into a restructuring; (4) securities for which trading has been halted or suspended; and (5) fixed income securities for which there is not a current market value quotation.

A Fund’s assets are valued at their fair market value. If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service or from a brokerage firm. The pricing service will use a statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs. The Board reviews the independent third party fair valuation analysis report quarterly.

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

Segall Bryant & Hamill Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2017

(c) Foreign Currency Translation

The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(d) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. . As of and during the open tax years ended October 31, 2015 – 2017, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Segall Bryant & Hamill Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2017

(e) Distributions to Shareholders

The Funds declare and pay dividends at least annually from net investment income and from net realized gains, if any. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(f) Preferred Stocks

Preferred stocks are a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment in the event a company is liquidated, although preferred stock is usually subordinate to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline.

Note 3 – Reorganization Information

On June 30, 2015, Philadelphia International Advisors LP (“Philadelphia International”), the investment adviser to the Philadelphia International Emerging Markets Fund and the Philadelphia International Small Cap Fund (each a “Portfolio” and collectively, the “Portfolios”), sold certain of its assets (the “Transaction”), including those assets relating to the management of the Portfolios to Segall Bryant & Hamill, LLC (“Segall”), the portfolio management team that has managed the Portfolios joined Segall and continued to manage the Portfolios in the same capacity at Segall. On May 18, 2015, the Board of Directors (the “Board”) of The Glenmede Fund, Inc. approved an Interim Investment Advisory Agreements (the “Interim Advisory Agreements”), on behalf of each Portfolio, with Segall effective upon the closing of the Transaction. The fee rates under the Interim Advisory Agreements are the same as the prior investment advisory agreements with Philadelphia International.

On May 18, 2015, the Board also approved proposed new investment advisory agreements with Segall, subject to shareholder approval (the “New Advisory Agreements”) prior to the expiration of the Interim Advisory Agreements.

On May 18, 2015, the Board also approved an Agreement and Plan of Reorganization for each Portfolio relating to the reorganization of each Portfolio (each, a “Reorganization”) into a newly created series of the Investment Managers Series Trust (each an “Acquiring Fund”). Each Acquiring Fund will have substantially similar investment objectives, investment policies and restrictions as its corresponding Portfolio and will continue to be managed by the same investment management team that currently manages each Portfolio. Each Reorganization is subject to the completion of certain conditions, including approval by the applicable Portfolio’s shareholders.

This tax-free reorganization was accomplished on October 29, 2015 (the “Closing Date”), by exchanging the assets and liabilities of the Philadelphia International Emerging Markets Fund and the Philadelphia International Small Cap Fund for shares of the Emerging Markets Fund and International Small Cap Value Fund, respectively. Class I and Class IV shares of the Philadelphia International Emerging Markets Fund were exchanged for 1,154 shares of Class A of the Emerging Markets Fund (valued at $7,950) and 141,832 shares of Class I of the Emerging Markets Fund (valued at $978,111), respectively. Class I and Class IV shares of the Philadelphia International Small Cap Fund were exchanged for 1,049,760 shares of Class A of the International Small Cap Fund (valued at $11,853,058) and 3,113,307 shares of Class I of the International Small Cap Fund (valued at $35,143,444), respectively.

Segall Bryant & Hamill Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2017

Note 4 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Segall (the “Advisor”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor at the annual rate of 0.90% of each Fund’s average daily net assets. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.48% and 1.23% of the average daily net assets of the Emerging Markets Fund’s Class A shares and Class I shares, respectively. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.28% and 1.03% of the average daily net assets of the International Small Cap Fund’s Class A shares and Class I shares, respectively. These agreements are in effect until February 28, 2018, and they may be terminated before that date only by the Trust’s Board of Trustees.

For the year ended October 31, 2017, the Advisor waived fees and absorbed other expenses as follows:

	Advisory fees waived	Other expenses absorbed	Total
Emerging Markets Fund	$240,002	$129,917	$369,919
International Small Cap Fund	406,979	-	406,979
	$646,981	$129,917	$776,898

Each Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. The Advisor may recapture all or a portion of this amount no later than October 31, of the years stated below:

	Emerging Markets Fund	International Small Cap Fund
2018	$1,387	$1,564
2019	490,840	446,934
2020	369,919	406,979
Total	$862,146	$855,477

From November 1, 2014 to the close of business on October 29, 2015, the Previous Advisor contractually agreed to waive a portion of its fees in amounts necessary to limit the Predecessor Funds’ operating expenses to an annual rate (as a percentage of the average daily net assets) as follows:

Segall Bryant & Hamill Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2017

	Predecessor Fund (Philadelphia International Emerging Markets Fund )	Predecessor Fund (Philadelphia International Small Cap Fund )
Class I	1.48%	1.33%
Class IV	1.25%	1.10%

For the period November 1, 2014 through October 29, 2015, the Previous Advisor waived it advisory fees and absorbed other expenses totaling $190,845 and $0 for the Philadelphia International Emerging Markets Fund and Philadelphia International Small Cap Fund, respectively.

IMST Distributors, LLC serves as the Funds’ distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the year ended October 31, 2017, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statement of Operations.

The Funds’ Board of Trustees had adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or defer some or all payments provided for in the Plan. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts is adjusted for market value changes and remains in the Funds until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Funds.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the year ended October 31, 2017, are reported on the Statements of Operations.

For the year end October 31, 2016, the advisor reimbursed the Emerging Markets Fund $1,684 for expenses related to the Plan of Reorganization. This amount is reported on the Fund’s Statement of Changes under the caption, “Net increase from payment by affiliates.”

Note 5 – Federal Income Taxes

At October 31, 2017, gross unrealized appreciation and depreciation on investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	Emerging Markets Fund	International Small Cap Fund
Cost of investments	$29,278,296	$286,825,677

Gross unrealized appreciation	$6,743,568	$44,305,151
Gross unrealized depreciation	(662,609)	(7,493,821)
Net unrealized appreciation on investments	$6,080,959	$36,811,330

Segall Bryant & Hamill Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2017

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended October 31, 2017, permanent differences in book and tax accounting have been reclassified to paid-in capital, accumulated net investment income/loss and accumulated net realized gain/loss as follows:

Increase (Decrease)
	Paid-in Capital	Accumulated Net Investment Income/Loss	Accumulated Net Realized Gain/Loss
Emerging Markets Fund	$2,023	$36,589	$(38,612)
International Small Cap Fund	$313	$1,187,470	$(1,187,783)

As of October 31, 2017, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Emerging Markets Fund	International Small Cap Fund
Undistributed ordinary income	$1,052,895	$13,661,680
Undistributed long-term capital gains	603,009	3,997,211
Accumulated earnings	1,655,904	17,658,891

Accumulated capital losses	-	-
Other losses	(74,036)	(8,177)
Unrealized appreciation on investments	6,080,959	36,811,330
Unrealized depreciation on foreign currency translations	(45,070)	(11,140)
Total accumulated earnings	$7,617,757	$54,450,904

Emerging Markets Fund and International Small Cap Fund utilized $599,368 and $313,425, respectively of its capital loss carryforward during the year ended October 31, 2017.

The tax character of distributions paid during the fiscal years ended October 31, 2017, and October 31, 2016 were as follows:

	Emerging Markets Fund		International Small Cap Fund
	2017	2016	2017	2016
Distributions paid from:
Ordinary Income	$382,796	$42,778	$1,657,054	$816,814
Net long-term capital gains	-	-	-	88,025
Total distributions paid	$382,796	$42,778	$1,657,054	$904,839

Segall Bryant & Hamill Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2017

Note 6 – Redemption Fee

The Funds may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 90 days of purchase. For the year ended October 31, 2017 and for the year ended October 31, 2016, redemption fees were as follows:

	October 31, 2017	October 31, 2016
Emerging Markets Fund	$-	$312
International Small Cap Fund	14,271	-

Note 7 – Investment Transactions

For the year ended October 31, 2017, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
Emerging Markets Fund	$35,515,939	$25,628,438
International Small Cap Fund	399,964,700	211,519,598

Note 8 – Distribution Plan

The Trust, on behalf of the Funds, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act which allows each Fund to pay distribution fees for the sale and distribution of its Class A shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of each Fund’s average daily net assets attributable to Class A shares, payable to IMST Distributors, LLC. Class I shares do not pay any distribution fees.

For the year ended October 31, 2017, distribution fees incurred by each Fund’s Class A shares are disclosed on the Statement of Operations.

Note 9 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Segall Bryant & Hamill Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2017

Note 10 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Segall Bryant & Hamill Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2017

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of October 31, 2017, in valuing the Funds’ assets carried at fair value:

Emerging Markets Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Brazil	$1,604,438	$-	$-	$1,604,438
Chile	517,917	-	-	517,917
China	10,060,324	-	-	10,060,324
Colombia	202,893	-	-	202,893
Egypt	131,422	-	-	131,422
Greece	99,076	-	-	99,076
Hong Kong	354,326	-	-	354,326
Hungary	43,876	-	-	43,876
India	3,165,927	-	-	3,165,927
Indonesia	794,849	-	-	794,849
Malaysia	875,187	-	-	875,187
Mexico	1,039,682	-	-	1,039,682
Peru	90,276	-	-	90,276
Philippines	-	423,336	-	423,336
Poland	451,327	-	-	451,327
Qatar	266,469	-	-	266,469
Russia	1,001,540	-	-	1,001,540
South Africa	2,187,729	-	-	2,187,729
South Korea	5,111,159	-	-	5,111,159
Taiwan	4,128,016	-	-	4,128,016
Thailand	848,627	-	-	848,627
Turkey	478,636	-	-	478,636
United Arab Emirates	191,761	-	-	191,761
Preferred Stocks**	1,278,282	-	-	1,278,282
Rights
China	-	-	-	-
South Korea	-	4,491	-	4,491
Taiwan	-	-	-	-
Warrants**	-	7,689	-	7,689
Total Investments	$34,923,739	$435,516	$-	$35,359,255

*	The Fund held level 3 securities valued at zero at period end.
**	All preferred stocks held in the Fund are level 1 securities and all warrants held in the Fund are level 2 securities.

Segall Bryant & Hamill Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2017

International Small Cap Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Australia	$18,214,416	$-	$-	$18,214,416
Austria	3,041,638	-	-	3,041,638
Belgium	4,558,164	-	-	4,558,164
Denmark	5,304,898	-	-	5,304,898
Finland	6,179,635	-	-	6,179,635
France	14,385,549	-	-	14,385,549
Germany	-	18,175,674	-	18,175,674
Hong Kong	6,368,489	-	-	6,368,489
Ireland	2,392,441	-	-	2,392,441
Israel	5,725,391	-	-	5,725,391
Italy	13,674,188	-	-	13,674,188
Japan	98,026,283	-	-	98,026,283
Netherlands	8,393,116	-	-	8,393,116
New Zealand	2,612,343	-	-	2,612,343
Norway	6,900,202	-	-	6,900,202
Portugal	1,152,173	-	-	1,152,173
Singapore	4,923,626	-	-	4,923,626
Spain	7,047,289	-	-	7,047,289
Sweden	17,395,933	-	-	17,395,933
Switzerland	13,449,392	-	-	13,449,392
United Kingdom	56,000,265	-	-	56,000,265
Preferred Stocks**		2,601,162		2,601,162
Rights**	25,693			25,693
Units**	2,174,339			2,174,339
Short-Term Investments	4,914,708	-	-	4,914,708
Total Investments	$302,860,171	$20,776,836	$-	$323,637,007

*	The Fund did not hold any Level 3 securities at period end.

**	All preferred stocks held in the Fund are level 2 securities and all rights and units held in the Fund are level 1 securities.

Segall Bryant & Hamill Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2017

Transfers between Levels 1, 2 or 3 are recognized at the end of the reporting period. Transfers between Level 1 and Level 2 relate to the use of systematic fair valuation. When systematic fair valuation is used, securities whose primary market closes before the NYSE are classified as Level 2. The following is a reconciliation of transfers between Levels for the Funds from October 31, 2016 to October 31, 2017, represented by recognizing the October 31, 2017 market value of securities:

	Emerging Markets Fund	International Small Cap Fund
Transfers into Level 1	$1,893,771	$-
Transfers out of Level 1	-	(8,658,152)
Net transfers in (out) of Level 1	$1,893,771	$(8,658,152)

Transfers into Level 2	$-	$8,658,152
Transfers out of Level 2	(1,893,771)	-
Net transfers in (out) of Level 2	$(1,893,771)	$8,658,152

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Emerging Markets Fund
Beginning balance October 31, 2016	$-
Transfers into Level 3 during the period	-
Transfers out of Level 3 during the period	-
Total realized gain/(loss)	-
Total unrealized appreciation/(depreciation)	-
Net purchases	-
Net sales	-
Balance as of October 31, 2017	$-

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of October 31, 2017:

	Fair Value October 31, 2017	Valuation Methodologies	Unobservable Input(1)	Impact to Valuation from an Increase in Input(2)
Common Stock	$-	Fair Value Pricing	Adjusted by management to reflect current conditions	Increase
Rights	-	Fair Value Pricing	Adjusted by management to reflect current conditions	Increase

Segall Bryant & Hamill Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2017

(1)	The investment advisor considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.
(2)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Note 11 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

The Funds declared the payment of a distribution to be paid, on December 19, 2017, to shareholders of record on December 18, 2017 as follows:

		Long Term Capital Gain	Short Term Capital Gain	Income
Emerging Markets Fund	Class A Shares	$.16010	$.14840	$.13084
Emerging Markets Fund	Class I Shares	.16010	.14840	.14934
International Small Cap Fund	Class A Shares	.16724	.26838	.28952
International Small Cap Fund	Class I Shares	.16724	.26838	.31865

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Segall Bryant & Hamill Funds and the

Board of Trustees of Investment Managers Series Trust

We have audited the accompanying statements of assets and liabilities of the Segall Bryant & Hamill Emerging Markets Fund and the Segall Bryant & Hamill International Small Cap Fund (the “Funds”), each a series of Investment Managers Series Trust, including the schedules of investments, as of October 31, 2017, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. Other auditors have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board, the financial highlights for each of the three years in the period ended October 31, 2014, and in their report, dated December 23, 2014, they expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2017, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Segall Bryant & Hamill Emerging Markets Fund and the Segall Bryant & Hamill International Small Cap Fund as of October 31, 2017, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
December 29, 2017

Segall Bryant & Hamill Funds

SUPPLEMENTAL INFORMATION (Unaudited)

Qualified Dividend Income

For the year ended October 31, 2017, 39.48% and 36.97%, respectively, of the dividends paid from net investment income, including short-term capital gains (if any), for the Emerging Markets Fund and International Small Cap Fund, respectively, is designated as qualified dividend income.

Corporate Dividends Received Deduction

For the year ended October 31, 2017, 0% and 0%, respectively, of the dividends paid from net investment income,

including short-term capital gains (if any), for the Emerging Markets Fund and International Small Cap Fund, respectively, qualifies for the dividends received deduction available to corporate shareholders.

Foreign Taxes Paid

Pursuant to Section 853 of the Internal Revenue Code of 1986, as amended, the Emerging Markets Fund and International Small Cap Fund, respectively, designates $713,513 and $6,230,239 of income derived from foreign sources and $105,829 and $573,848 of foreign taxes paid for the year ended October 31, 2017. 31, 2015.

Of the ordinary income (including short-term capital gain) distributions made (or to be made) for the year ended October 31, 2017, the proportionate share of income derived from foreign sources and foreign taxes paid attributable to one share of stock are:

	Foreign Source Income	Foreign Taxes Paid
Emerging Markets Fund	$0.1929	$0.0286
International Small Cap Fund	$0.2788	$0.0257

Trustees and Officers Information

Additional information about the Trustees is included in the Funds’ Statement of Additional Information which is available, without charge, upon request by calling (866) 490-4999. The Trustees and officers of the Funds and their principal occupations during the past five years are as follows:

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held During the Past Five Years by Trustee
Independent Trustees:
Charles H. Miller [a] (born 1947) Trustee	Since November 2007	Retired (2013 - present). Executive Vice President, Client Management and Development, Access Data, a Broadridge Company, a provider of technology and services to asset management firms (1997-2012).	4	None.
Ashley Toomey Rabun [a] (born 1952) Trustee and Chairperson of the Board	Since November 2007	Retired (2016 - present). President and Founder, InvestorReach, Inc., a financial services consulting firm (1996 - 2015).	4	Select Sector SPDR Trust, a registered investment company (includes 10 portfolios).

Segall Bryant & Hamill Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held During the Past Five Years by Trustee
Independent Trustees:
William H. Young [a] (born 1950) Trustee	Since November 2007	Retired (2014 - present). Independent financial services consultant (1996 - 2014). Interim CEO, Unified Fund Services Inc. (now Huntington Fund Services), a mutual fund service provider (2003 - 2006). Senior Vice President, Oppenheimer Management Company (1983 - 1996). Chairman, NICSA, an investment management trade association (1993 - 1996).	4	None.
John P. Zader ᵃ (born 1961) Trustee	Since November 2007	Retired (June 2014 - present). CEO, UMB Fund Services, Inc., a mutual fund and hedge fund service provider, and the transfer agent, fund accountant, and co-administrator for the Fund, (2006 - June 2014). President, Investment Managers Series Trust (December 2007 - June 2014).	4	Investment Managers Series Trust II, a registered investment company (includes 12 portfolios).
Interested Trustee:
Eric M. Banhazl b† (born 1957) Trustee	Since January 2008	Chairman (2016 - present), and President (2006 - 2015), Mutual Fund Administration, LLC, the co-administrator for the Fund. Trustee and Vice President, Investment Managers Series Trust (December 2007 - March 2016).	4	Investment Managers Series Trust II, a registered investment company (includes 12 portfolios).
Officer of the Trust:
Maureen Quill ᵃ (born 1963) President	Since June 2014

Chief Operating Officer (June 2014 - present), and Executive Vice President, UMB Fund Services, Inc. (January 2007 - June 2014). Vice President, Investment Managers Series Trust (December 2013 - June 2014).

			N/A	N/A

Segall Bryant & Hamill Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held During the Past Five Years by Trustee
Officers of the Trust:
Rita Dam [b] (born 1966) Treasurer and Assistant Secretary	Since December 2007	Co-Chief Executive Officer (2016 - present), and Vice President (2006 - 2015), Mutual Fund Administration, LLC.	N/A	N/A
Joy Ausili [b] (born 1966) Vice President, Assistant Secretary and Assistant Treasurer	Since March 2016

Co-Chief Executive Officer (2016 - present), and Vice President (2006 - 2015), Mutual Fund Administration, LLC. Secretary and Assistant Treasurer, Investment Managers Series Trust (December 2007 - March 2016).

			N/A	N/A
Diane Drake[b] (born 1967) Secretary	Since March 2016	Senior Counsel, Mutual Fund Administration, LLC (October 2015 - present). Managing Director and Senior Counsel (2010 - 2015), BNY Mellon Investment Servicing (US) Inc.	N/A	N/A
Martin Dziura [b] (born 1959) Chief Compliance Officer	Since June 2014

Principal, Dziura Compliance Consulting, LLC (October 2014 - present). Managing Director, Cipperman Compliance Services (2010 - September 2014). Chief Compliance Officer, Hanlon Investment Management (2009 - 2010). Vice President - Compliance, Morgan Stanley Investment Management (2000 - 2009).

			N/A	N/A

a	Address for certain Trustees and certain officers: 235 West Galena Street, Milwaukee, Wisconsin 53212.
b	Address for Mr. Banhazl, Ms. Ausili, Ms. Dam and Ms. Drake: 2220 E. Route 66, Suite 226, Glendora, California 91740. Address for Mr. Dziura: 309 Woodridge Lane, Media, Pennsylvania 19063.
c	Trustees and officers serve until their successors have been duly elected.
d	The Trust is comprised of numerous series managed by unaffiliated investment advisors. The term “Fund Complex” applies only to the Funds managed by the same investment advisor. The Funds do not hold itself out as related to any other series within the Trust, for purposes of investment and investor services, nor do they share the same investment advisor with any other series.
†	Mr. Banhazl is an “interested person” of the Trust by virtue of his position with Mutual Fund Administration, LLC.

Segall Bryant & Hamill Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Board Consideration of Investment Advisory Agreement

At an in-person meeting held on September 19-21, 2017, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Segall Bryant & Hamill (the “Investment Advisor”) with respect to the Segall Bryant & Hamill Emerging Markets Fund (the “Emerging Markets Fund”) and the Segall Bryant & Hamill International Small Cap Fund (the “International Small Cap Fund”) series of the Trust for an additional one-year term from when it otherwise would expire. In approving renewal of the Advisory Agreement, the Board, including the Independent Trustees, determined that such renewal was in the best interests of each Fund and its shareholders.

Background

In advance of the meeting, the Board received information about the Funds and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Investment Advisor’s organization and financial condition; information regarding the background, experience and compensation structure of relevant personnel providing services to the Funds; information about the Investment Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the profitability of the Investment Advisor’s overall relationship with the Funds; reports comparing the performance of each Fund with returns of its benchmark index and a group of comparable funds selected by Morningstar, Inc. (each a “Peer Group”) from its relevant fund universe (each a “Fund Universe”) for various periods ended June 30, 2017; and reports comparing the investment advisory fees and total expenses of each Fund with those of its Peer Group and Fund Universe. The Board also received a memorandum from legal counsel to the Trust discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreement. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Investment Advisor were present during the Board’s consideration of the Advisory Agreement, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In renewing the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services

The Board considered information included in the meeting materials regarding the performance of each Fund. The materials they reviewed indicated the following:

•	The Emerging Markets Fund’s total return for the one-year period was above the Peer Group and Diversified Emerging Markets Fund Universe median returns and the MSCI Emerging Markets Index return. The Fund’s annualized total return for the five-year period was above the MSCI Index return, but slightly below the Peer Group and Fund Universe median returns by 0.05% and 0.07%, respectively. For the three-year period, the Fund’s annualized total return was below the MSCI Index return by 0.42%, the Fund Universe median return by 0.60%, and the Peer Group median return by 0.99%. The Board considered the Investment Advisor’s assertion that over the three- and five-year periods, the Fund’s underperformance can be attributed to the strong growth environment, which created a headwind for the Fund’s value-anchored models, which utilize a balanced approach of value and growth.

Segall Bryant & Hamill Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

•	The International Small Cap Fund’s annualized total returns for the one- and five-year periods were above the Peer Group and Foreign Small/Mid Value Fund Universe median returns, and above the MSCI EAFE Small Cap Index returns. For the three-year period, the Fund’s annualized total return was above the Peer Group and Fund Universe median returns, but below the MSCI Index return by 0.46%.

The Board noted its familiarity with the Investment Advisor and considered the overall quality of services provided by the Investment Advisor to the Funds. In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the Funds, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Funds. The Board also considered the overall quality of the organization and operations of the Investment Advisor, as well as its compliance structure. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to each Fund were satisfactory.

Advisory Fee and Expense Ratio

With respect to the advisory fees and expenses paid by the Funds, the meeting materials indicated the following:

•	The Emerging Market Fund’s annual investment advisory fee (gross of fee waivers) was below the Diversified Emerging Markets Fund Universe median, and the same as the Peer Group median. The Board considered that the advisory fee charged by the Investment Advisor with respect to the Fund was the same as its standard fee schedule for separate accounts managed using the Emerging Markets strategy up to the $50 million asset level, but higher than its standard fee schedule above that level. The Board observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the Investment Advisor’s institutional clients. The Board also considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were below the Peer Group median, but slightly above the Fund Universe median by 0.02%. The Trustees noted, however, that the Fund’s average net assets were significantly smaller than the average net assets of funds in the Fund Universe.

•	The International Small Cap Fund’s annual investment advisory fee (gross of fee waivers) was below the Peer Group median and the same as the Foreign Small/Mid Value Fund Universe median. The Trustees noted that the Fund’s advisory fee is lower than or the same as the fee the Investment Advisor charges to its institutional clients to manage separate accounts using the same strategy as the Fund up to the $100 million asset level, but higher than the Investment Advisor’s fee for those clients above that level. The Trustees also noted that the Fund’s advisory fee was the same as the fee the Investment Advisor charges to manage a collective investment trust with the same objectives and policies as the Fund. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the Investment Advisor’s institutional clients or the collective investment trust. The Board considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

Segall Bryant & Hamill Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were the below the Peer Group and Fund Universe medians.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Investment Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Investment Advisor provides to the Funds.

Profitability and Economies of Scale

The Board next considered information prepared by the Investment Advisor relating to its costs and profits with respect to each Fund for the year ended June 30, 2017, noting that the Investment Advisor had waived its entire advisory fee and subsidized certain of the operating expenses of the Emerging Markets Fund, waived a significant portion of its advisory fee with respect to the International Small Cap Fund, and did not realize a profit with respect to the Emerging Markets Fund. Recognizing the difficulty in evaluating an investment advisor’s profitability with respect to the funds it manages in the context of an advisor with multiple lines of business, and noting that other profitability methodologies might also be reasonable, the Board and the Independent Trustees concluded that the profit of the Investment Advisor from its relationship with the International Small Cap Fund was reasonable.

The Board also considered the benefits received by the Investment Advisor as a result of the Investment Advisor’s relationship with the Funds (other than the receipt of its investment advisory fees), including research received from broker-dealers providing execution services to the Funds, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Investment Advisor’s compliance program, and the intangible benefits of the Investment Advisor’s association with the Funds generally and any favorable publicity arising in connection with the Funds’ performance. The Board noted that although there were no advisory fee breakpoints, the asset levels of the Funds were not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the Funds’ assets grow.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Advisory Agreement was in the best interests of each Fund and its shareholders and, accordingly, approved the renewal of the Advisory Agreement with respect to each Fund.

Segall Bryant & Hamill Funds

EXPENSE EXAMPLES

For the Six Months Ended October 31, 2017 (Unaudited)

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2017 to October 31, 2017.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Emerging Markets Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		5/1/17	10/31/17	5/1/17 – 10/31/17
Class A	Actual Performance	$1,000.00	$1,137.90	$7.98
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.74	7.53
Class I	Actual Performance	1,000.00	1,139.80	6.63
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.01	6.26

*	Expenses are equal to the Fund’s annualized expense ratio of 1.48% and 1.23% for Class A and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Segall Bryant & Hamill Funds

EXPENSE EXAMPLES - Continued

For the Six Months Ended October 31, 2017 (Unaudited)

International Small Cap Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		5/1/17	10/31/17	5/1/17 – 10/31/17
Class A	Actual Performance	$1,000.00	$1,122.60	$6.85
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.75	6.51
Class I	Actual Performance	1,000.00	1,124.00	5.51
	Hypothetical (5% annual return before expenses)	1,000.00	1,020.01	5.24

*	Expenses are equal to the Fund’s annualized expense ratio of 1.28% and 1.03% for Class A and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

This page is intentionally left blank

This page is intentionally left blank

 Segall Bryant & Hamill Funds

Each a series of Investment Managers Series Trust

Investment Advisor

Segall Bryant & Hamill

540 West Madison Street, Suite 1900

Chicago, Illinois 60661

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP

1818 Market Street, Suite 2400

Philadelphia, Pennsylvania 19103

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Segall Bryant & Hamill Emerging Markets Fund - Class A	SBHEX	46141Q 675
Segall Bryant & Hamill Emerging Markets Fund - Class I	SBEMX	46141Q 667
Segall Bryant & Hamill International Small Cap Fund - Class A	SBHSX	46141Q 659
Segall Bryant & Hamill International Small Cap Fund - Class I	SBSIX	46141Q 642

Privacy Principles of the Segall Bryant & Hamill Funds for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Segall Bryant & Hamill Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (866) 490-4999, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (866) 490-4999 or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC website at www.sec.gov or by calling the Funds at (866) 490-4999. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Section may be obtained by calling (800) SEC-0330.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (866) 490-4999.

Segall Bryant & Hamill Funds

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (866) 490-4999

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-866-490-4999.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. John P. Zader is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 10/31/2017	FYE 10/31/2016
Audit Fees	$29,900	$29,600
Audit-Related Fees	N/A	N/A
Tax Fees	$5,600	$5,600
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller, & Weller LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2017	FYE 10/31/2016
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity, etc.-;not sub-adviser) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

Non-Audit Related Fees	FYE 10/31/2017	FYE 10/31/2016
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed November 8, 2016.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date:	1/09/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date:	1/09/18

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date:	1/09/18